UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
July 31
Date of Fiscal Year End
July 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Annual Report July 31, 2009

EATON VANCE MUNICIPALS TRUST

Arizona

Colorado

Connecticut

Michigan

Minnesota

New Jersey

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipals Funds as of July 31, 2009
TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition
Arizona	4
Colorado	6
Connecticut	8
Michigan	10
Minnesota	12
New Jersey	14
Pennsylvania	16

Fund Expenses	18

Financial Statements	22

Federal Tax Information	88

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	89

Management and Organization	92

Eaton Vance Municipals Funds as of July 31, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions
During the year ending July 31, 2009, the U.S. economy and the capital markets underwent the worst upheaval since the Great Depression, followed by a much-needed period of stabilization during which asset prices rallied. The U.S. economy contracted in all four quarters of the fiscal period from July 31, 2008, through July 31, 2009. According to the U.S. Department of Commerce, the economy declined at annualized rates of 2.7% and 5.4% in the third and fourth quarters of 2008, respectively, and at annualized rates of 6.4% and 1.0% in the first and second quarters of 2009, respectively.
In the first half of the period, the capital markets were shaken by unprecedented events. In September 2008, the federal government took control of federally chartered mortgage giants Fannie Mae and Freddie Mac. During the same month, Lehman Brothers filed for bankruptcy protection; Bank of America announced its acquisition of Merrill Lynch; and Goldman Sachs and Morgan Stanley petitioned the U.S. Federal Reserve (the Fed) to become bank holding companies, a step that brings greater regulation but also easier access to credit. These actions, in conjunction with the announcement of Bear Stearns’ acquisition by JPMorgan Chase in March 2008, drastically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the banking sector witnessed the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government provided more than $150 billion in loans to help stabilize American International Group (AIG).
After reaching a low for the period in mid-December, the fixed-income markets began to improve. In January 2009, the Obama administration’s massive spending proposals served as a catalyst for optimism. A gradual upturn in the housing market was bolstered by historically low mortgage rates, an $8,000 tax credit for first-time home buyers that was part of President Obama’s stimulus legislation, and a plethora of distressed properties on the market. Unemployment, on the other hand, rose to 9.4% in July 2009 from 5.8% in July 2008.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
On February 17, 2009, President Obama signed a historic $787 billion stimulus program into law and outlined a $50 billion foreclosure rescue plan. These programs followed the $700 billion financial institution rescue legislation passed last fall. The Fed lowered the federal funds rate to a range of 0.0% to 0.25% from 2.00% as of July 31, 2008, and, in the first half of the period, took extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.
During the year ending July 31, 2009, municipals continued the rally that had begun in mid-December 2008, posting a positive return for the period. The Barclays Capital Municipal Bond Index (the Index) — a broad-based, unmanaged index of municipal bonds — gained 5.11%.1
Management Discussion
Despite outperforming the Index in the second half of the period, the Funds’ underperformance in the first half caused them to lag the Index for the fiscal year as a whole. Management believes that much of the Funds’ underperformance in the first half of the year can be attributed to the shift of capital into shorter-maturity bonds, a result of the broader-based credit crisis during that period. The Funds are actively managed, with an investment style that focuses on income, longer call protection and longer maturities. In addition, management has historically used Treasury futures to seek to offset interest-rate volatility associated with investing in longer-maturity municipal bonds. Investors’ flight to quality in 2008 pushed Treasury yields to historic lows, which also hurt the Funds’ performance during the first half of the fiscal year.
In the second half of the fiscal year, the municipal market witnessed a dramatic rebound as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008, and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by legislative efforts aimed at support-

[1]	It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of July 31, 2009
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
ing the municipal market, much of which focused on reducing tax-exempt municipal supply through the Build America Bonds program and the federal stimulus provided to states through the American Recovery & Reinvestment Act of 2009. The result of these events during the second half of the period was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While the price declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities during the first half of 2009, thus providing the basis for much of the Funds’ underperformance and outperformance relative to the Index in the first and second halves, respectively. Similarly, higher allocations to revenue bonds hurt in the first half but later helped in the second half as general obligation bonds performed better in 2008 and worse in 2009.
Management employed leverage in some of the Funds, through which additional exposure to the municipal market was achieved. Leverage has the impact of enhancing returns during up markets while exacerbating performance on the downside.1
As we move ahead, we recognize that many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage municipals in this environment — like in all others — with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on careful credit research and our decades of experience in the municipal market, has served municipal investors well over the long term.

[1]	Certain Funds employ tender option bond (TOB) financing. The leverage created by TOB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on TOB investments.

Eaton Vance Arizona Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETAZX	EVAZX	ECAZX

Average Annual Total Returns (at net asset value)
One Year	1.85%	1.06%	1.06%
Five Years	3.08	2.34	N.A.
Ten Years	3.91	3.16	N.A.
Life of Fund†	4.25	4.71	1.59
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.99%	-3.80%	0.09%
Five Years	2.08	1.99	N.A.
Ten Years	3.41	3.16	N.A.
Life of Fund†	3.93	4.71	1.59

†	Inception dates: Class A: 12/13/93; Class B: 7/25/91; Class C: 12/16/05

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.90%	1.65%	1.65%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.35%	3.61%	3.61%
Taxable-Equivalent Distribution Rate[3,4]	7.01	5.82	5.82
SEC 30-day Yield[5]	4.07	3.53	3.53
Taxable-Equivalent SEC 30-day Yield[4,5]	6.56	5.69	5.69
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.11%	0.05%
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper Arizona Municipal Debt Funds Classification
One Year	1.10%
Five Years	3.06
Ten Years	3.89
Portfolio Manager: Craig R. Brandon, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 7/25/91.
A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/99 and 12/16/05 (commencement of operations), respectively, would have been valued at $14,684 ($13,986 at the maximum offering price) and $10,587, respectively, on 7/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.14% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 37.95% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Arizona Municipal Debt Funds Classification contained 33, 26 and 21 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Arizona Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 7/31/09, is as follows, and the average rating is AA-.

AAA	27.7%
AA	33.8%
A	26.5%
BBB	7.1%
CCC	0.4%
Not Rated	4.5%
Fund Statistics2

• Number of Issues:	79

• Average Maturity:	18.8 years

• Average Effective Maturity:	16.2 years

• Average Call Protection:	8.1 years

• Average Dollar Price:	$93.95

• TOB Leverage[3]:	1.0%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. TOB leverage represents the amount of TOB Floating Rate Notes outstanding at 7/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Colorado Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETCOX	EVCLX	ECCOX

Average Annual Total Returns (at net asset value)
One Year	-2.42%	-3.13%	-3.12%
Five Years	1.51	0.77	N.A.
Ten Years	3.35	2.60	N.A.
Life of Fund†	3.76	3.83	-4.28
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-7.03%	-7.78%	-4.05%
Five Years	0.52	0.44	N.A.
Ten Years	2.84	2.60	N.A.
Life of Fund†	3.44	3.83	-4.28

†	Inception dates: Class A: 12/10/93; Class B: 8/25/92; Class C: 10/8/07

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.79%	1.54%	1.52%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.42%	3.67%	3.67%
Taxable-Equivalent Distribution Rate[3,4]	7.13	5.92	5.92
SEC 30-day Yield[5]	4.42	3.88	3.88
Taxable-Equivalent SEC 30-day Yield[4,5]	7.13	6.26	6.26
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.11%	0.05%
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper Colorado Municipal Debt Funds Classification
One Year	0.96%
Five Years	2.66
Ten Years	3.80
Portfolio Manager: William H. Ahern, Jr., CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 8/25/92.
A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/99 and 10/8/07 (commencement of operations), respectively, would have been valued at $13,904 ($13,244 at the maximum offering price) and $9,236, respectively, on 7/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.04% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Colorado Municipal Debt Funds Classification contained 20, 18 and 15 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Colorado Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution1
By total investments
Fund Statistics

• Number of Issues:	60

• Average Maturity:	19.7 years

• Average Effective Maturity:	16.1 years

• Average Call Protection:	8.3 years

• Average Dollar Price:	$87.67

• Average Rating:	A+

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

Eaton Vance Connecticut Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETCTX	EVCTX	ECCTX	EICTX

Average Annual Total Returns (at net asset value)
One Year	2.31%	1.53%	1.53%	2.52%
Five Years	2.66	1.91	N.A.	N.A.
Ten Years	3.93	3.16	N.A.	N.A.
Life of Fund†	4.79	4.15	1.17	4.69
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.56%	-3.35%	0.55%	2.52%
Five Years	1.66	1.56	N.A.	N.A.
Ten Years	3.43	3.16	N.A.	N.A.
Life of Fund†	4.46	4.15	1.17	4.69

†     Inception dates: Class A: 4/19/94; Class B: 5/1/92; Class C: 2/9/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.12%	1.87%	1.87%	0.93%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.51%	3.77%	3.78%	4.71%
Taxable-Equivalent Distribution Rate[3,4]	7.30	6.11	6.12	7.63
SEC 30-day Yield[5]	3.78	3.23	3.22	4.17
Taxable-Equivalent SEC 30-day Yield[4,5]	6.12	5.23	5.21	6.75
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.11%	0.05%
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper Connecticut Municipal Debt Funds Classification
One Year	3.17%
Five Years	2.97
Ten Years	3.99
Portfolio Manager: William H. Ahern, Jr., CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 5/1/92.
A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 7/31/99, 2/9/06 (Class C commencement of operations) and 3/3/08 (Class I commencement of operations), respectively, would have been valued at $14,713 ($14,015 at the maximum offering price), $10,410 and $10,668, respectively, on 7/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.35% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Connecticut Municipal Debt Funds Classification contained 20, 16 and 16 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Connecticut Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 7/31/09, is as follows, and the average rating is A+.

AAA	22.5%
AA	27.8%
A	27.1%
BBB	15.1%
BB	2.1%
CCC	0.2%
Not Rated	5.2%
Fund Statistics2

• Number of Issues:	75

• Average Maturity:	16.9 years

• Average Effective Maturity:	12.6 years

• Average Call Protection:	7.4 years

• Average Dollar Price:	$101.55

• TOB Leverage[3]:	4.6%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. TOB leverage represents the amount of TOB Floating Rate Notes outstanding at 7/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Michigan Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class C
Share Class Symbol	ETMIX	ECMIX

Average Annual Total Returns (at net asset value)
One Year	-1.29%	-2.04%
Five Years	2.19	N.A.
Ten Years	3.76	N.A.
Life of Fund†	3.85	0.21
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-6.01%	-2.98%
Five Years	1.21	N.A.
Ten Years	3.26	N.A.
Life of Fund†	3.53	0.21

†	Inception dates: Class A: 12/7/93; Class C: 5/2/06

Total Annual
Operating Expenses[2]	Class A	Class C

Expense Ratio	0.91%	1.66%

Distribution Rates/Yields	Class A	Class C

Distribution Rate[3]	4.79%	4.05%
Taxable-Equivalent Distribution Rate[3,4]	7.70	6.51
SEC 30-day Yield[5]	4.13	3.54
Taxable-Equivalent SEC 30-day Yield[4,5]	6.64	5.69
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.11%	0.05%
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper Michigan Municipal Debt Funds Classification
One Year	-0.34%
Five Years	3.12
Ten Years	4.06
Portfolio Manager: William H. Ahern, Jr., CFA

*	Source: Lipper, Inc. Class A of the Fund commenced investment operations on 12/7/93.

A $10,000 hypothetical investment at net asset value in Class C on 5/2/06 (commencement of operations) would have been valued at $10,069 on 7/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.14% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 25, 18 and 17 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Michigan Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 7/31/09, is as follows, and the average rating is AA-.

AAA	23.2%
AA	23.0%
A	42.9%
BBB	9.4%
Not Rated	1.5%
Fund Statistics2

• Number of Issues:	57

• Average Maturity:	21.2 years

• Average Effective Maturity:	17.4 years

• Average Call Protection:	8.0 years

• Average Dollar Price:	$90.80

• TOB Leverage[3]:	1.0%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. TOB leverage represents the amount of TOB Floating Rate Notes outstanding at 7/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Minnesota Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETMNX	EVMNX	ECMNX

Average Annual Total Returns (at net asset value)
One Year	4.15%	3.49%	3.17%
Five Years	4.02	3.26	N.A.
Ten Years	4.26	3.49	N.A.
Life of Fund†	4.26	4.33	2.60
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.85%	-1.50%	2.18%
Five Years	3.02	2.92	N.A.
Ten Years	3.75	3.49	N.A.
Life of Fund†	3.94	4.33	2.60

†	Inception dates: Class A: 12/9/93; Class B: 7/29/91; Class C: 12/21/05

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.85%	1.60%	1.60%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.92%	3.17%	3.18%
Taxable-Equivalent Distribution Rate[3,4]	6.54	5.29	5.31
SEC 30-day Yield[5]	3.61	3.04	3.04
Taxable-Equivalent SEC 30-day Yield[4,5]	6.03	5.08	5.08
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.11%	0.05%
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper Minnesota Municipal Debt Funds Classification
One Year	2.74%
Five Years	3.30
Ten Years	4.06
Portfolio Manager: Craig R. Brandon, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 7/29/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/99 and 12/21/05 (commencement of operations), respectively, would have been valued at $15,179 ($14,458 at the maximum offering price) and $10,972, respectively, on 7/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.10% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 40.10% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Minnesota Municipal Debt Funds Classification contained 39, 32 and 31 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Minnesota Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution1
By total investments
Fund Statistics

• Number of Issues:	81

• Average Maturity:	20.4 years

• Average Effective Maturity:	14.1 years

• Average Call Protection:	6.9 years

• Average Dollar Price:	$95.75

• Average Rating:	AA-

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

Eaton Vance New Jersey Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class C	Class I
Share Class Symbol	ETNJX	ECNJX	EINJX

Average Annual Total Returns (at net asset value)
One Year	-4.66%	-5.40%	-4.56%
Five Years	1.40	N.A.	N.A.
Ten Years	3.32	N.A.	N.A.
Life of Fund†	4.31	-0.99	0.64
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-9.15%	-6.30%	-4.56%
Five Years	0.41	N.A.	N.A.
Ten Years	2.82	N.A.	N.A.
Life of Fund†	3.98	-0.99	0.64

†	Inception dates: Class A: 4/13/94; Class C: 12/14/05; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Expense Ratio	1.07%	1.82%	0.87%

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	5.10%	4.41%	5.29%
Taxable-Equivalent Distribution Rate[3,4]	8.79	7.60	9.12
SEC 30-day Yield[5]	5.20	4.71	5.67
Taxable-Equivalent SEC 30-day Yield[4,5]	8.96	8.12	9.77
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.11%	0.05%
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper New Jersey Municipal Debt Funds Classification
One Year	1.71%
Five Years	3.03
Ten Years	3.83
Portfolio Manager: Robert B. MacIntosh, CFA

*	Source: Lipper, Inc. Class A of the Fund commenced investment operations on 4/13/94.

A $10,000 hypothetical investment at net asset value in Class C and Class I on 12/14/05 (Class C commencement of operations) and 3/3/08 (Class I commencement of operations), respectively, would have been valued at $9,644 and $10,091, respectively, on 7/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.26% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
[4] Taxable-equivalent figures assume a maximum 41.99% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 46, 34 and 30 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New Jersey Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 7/31/09, is as follows, and the average rating is A+.

AAA	17.3%
AA	34.8%
A	22.6%
BBB	20.0%
B	1.3%
Not Rated	4.0%
Fund Statistics2

• Number of Issues:	83

• Average Maturity:	28.5 years

• Average Effective Maturity:	18.0 years

• Average Call Protection:	9.2 years

• Average Dollar Price:	$85.31

• TOB Leverage[3]:	11.1%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. TOB leverage represents the amount of TOB Floating Rate Notes outstanding at 7/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds, and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETPAX	EVPAX	ECPAX	EIPAX

Average Annual Total Returns (at net asset value)
One Year	-0.87%	-1.45%	-1.55%	-0.45%
Five Years	2.40	1.70	N.A.	N.A.
Ten Years	3.74	3.00	N.A.	N.A.
Life of Fund†	4.45	4.34	0.10	3.53
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-5.60%	-6.17%	-2.49%	-0.45%
Five Years	1.40	1.36	N.A.	N.A.
Ten Years	3.24	3.00	N.A.	N.A.
Life of Fund	4.11	4.34	0.10	3.53

†	Inception dates: Class A: 6/1/94; Class B: 1/8/91; Class C: 1/13/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.23%	1.98%	1.98%	1.02%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.69%	3.95%	3.95%	4.88%
Taxable-Equivalent Distribution Rate[3,4]	7.44	6.27	6.27	7.75
SEC 30-day Yield[5]	4.78	4.26	4.26	5.22
Taxable-Equivalent SEC 30-day Yield[4,5]	7.59	6.76	6.76	8.29
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.11%	0.05%
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper Pennsylvania Municipal Debt Funds Classification
One Year	1.54%
Five Years	2.68
Ten Years	3.75
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 1/8/91.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 7/31/99, 1/13/06 (Class C commencement of operations) and 3/3/08 (Class I commencement of operations), respectively, would have been valued at $14,448 ($13,761 at the maximum offering price) $10,035 and $10,502, respectively, on 7/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.42% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 57, 46 and 44 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 7/31/09, is as follows, and the average rating is AA-.

AAA	19.0%
AA	35.5
A	30.6%
BBB	8.8%
BB	0.4%
Not Rated	5.7%
Fund Statistics2

• Number of Issues:	122

• Average Maturity:	22.4 years

• Average Effective Maturity:	19.5 years

• Average Call Protection:	9.0 years

• Average Dollar Price:	$90.79

• TOB Leverage[3]:	9.0%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. TOB leverage represents the amount of TOB Floating Rate Notes outstanding at 7/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Municipals Funds as of July 31, 2009

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 – July 31, 2009).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,084.50	$4.39
Class B	$1,000.00	$1,080.90	$8.26
Class C	$1,000.00	$1,080.80	$8.20

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.26
Class B	$1,000.00	$1,016.90	$8.00
Class C	$1,000.00	$1,016.90	$7.95

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares and 1.59% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

Eaton Vance Municipals Funds as of July 31, 2009

FUND EXPENSES CONT’D

Eaton Vance Colorado Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,070.50	$4.31
Class B	$1,000.00	$1,066.30	$8.20
Class C	$1,000.00	$1,067.40	$8.15

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.21
Class B	$1,000.00	$1,016.90	$8.00
Class C	$1,000.00	$1,016.90	$7.95

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84% for Class A shares, 1.60% for Class B shares and 1.60% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

Eaton Vance Connecticut Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,071.60	$4.47
Class B	$1,000.00	$1,066.90	$8.30
Class C	$1,000.00	$1,068.00	$8.31
Class I	$1,000.00	$1,072.70	$3.44

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.36
Class B	$1,000.00	$1,016.80	$8.10
Class C	$1,000.00	$1,016.80	$8.10
Class I	$1,000.00	$1,021.50	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares and 0.67% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

Eaton Vance Municipals Funds as of July 31, 2009

FUND EXPENSES CONT’D

Eaton Vance Michigan Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,067.70	$4.72
Class C	$1,000.00	$1,063.60	$8.49

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.61
Class C	$1,000.00	$1,016.60	$8.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92% for Class A shares and 1.66% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

Eaton Vance Minnesota Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,080.60	$4.28
Class B	$1,000.00	$1,075.80	$8.13
Class C	$1,000.00	$1,075.80	$8.13

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.16
Class B	$1,000.00	$1,017.00	$7.90
Class C	$1,000.00	$1,017.00	$7.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.58% for Class B shares and 1.58% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

Eaton Vance Municipals Funds as of July 31, 2009

FUND EXPENSES CONT’D

Eaton Vance New Jersey Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,114.90	$4.98
Class C	$1,000.00	$1,112.30	$8.85
Class I	$1,000.00	$1,116.00	$3.88

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76
Class C	$1,000.00	$1,016.40	$8.45
Class I	$1,000.00	$1,021.10	$3.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares, 1.69% for Class C shares and 0.74% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

Eaton Vance Pennsylvania Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,097.00	$5.20
Class B	$1,000.00	$1,094.30	$8.98
Class C	$1,000.00	$1,093.00	$9.03
Class I	$1,000.00	$1,099.10	$4.06

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01
Class B	$1,000.00	$1,016.20	$8.65
Class C	$1,000.00	$1,016.20	$8.70
Class I	$1,000.00	$1,020.90	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% for Class A shares, 1.73% for Class B shares, 1.74% for Class C shares and 0.78% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

Eaton Vance Arizona Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.0%

Principal Amount
(000’s omitted)	Security	Value

Education — 3.1%

$1,500	Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,508,415
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,452,150

		$2,960,565

Electric Utilities — 5.5%

$500	Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$508,750
750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	709,770
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,022,380
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	1,996,860

		$5,237,760

Escrowed / Prerefunded — 12.4%

$7,500	Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$6,183,750
6,500	Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	5,654,480

		$11,838,230

General Obligations — 5.1%

$1,200	Maricopa County Community College District, 3.00%, 7/1/23	$1,027,080
1,125	Puerto Rico, 0.00%, 7/1/18	655,234
1,385	Tempe, 3.75%, 7/1/24	1,357,023
1,600	Tempe, 5.375%, 7/1/21	1,876,576

		$4,915,913

Health Care-Miscellaneous — 0.8%

$485	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$360,680
500	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	420,290

		$780,970

Hospital — 11.4%

$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$1,835,720
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,111,698
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	633,188
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	412,875
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,579,550
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,315,156
1,500	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,462,815
2,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,857,880
950	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	734,435

		$10,943,317

Industrial Development Revenue — 0.4%

$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$424,548

		$424,548

Insured-Education — 2.7%

$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,017,880
1,600	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,525,760

		$2,543,640

Insured-Electric Utilities — 4.0%

$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$642,757
1,000	Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,049,150
760	Mesa Utility System, (FSA), 4.25%, 7/1/29	703,806
175	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	175,940
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,269,144

		$3,840,797

Insured-Escrowed / Prerefunded — 2.4%

$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	1,236,550

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Escrowed / Prerefunded (continued)

$1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (NPFG), Escrowed to Maturity, 5.25%, 7/1/11	$1,087,370

		$2,323,920

Insured-General Obligations — 7.2%

$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$362,816
1,000	Goodyear, (FSA), 4.25%, 7/1/37	876,850
1,300	Goodyear, (NPFG), 3.00%, 7/1/26	1,080,300
2,920	Maricopa County Elementary School District No. 3, (FSA), 5.00%, 7/1/25	3,294,402
1,200	Pinal County Unified School District No. 43, Apache Junction, (FSA), 5.00%, 7/1/24	1,309,752

		$6,924,120

Insured-Hospital — 3.4%

$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC) (NPFG), 5.50%, 6/1/15	$1,242,645
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	2,000,300

		$3,242,945

Insured-Housing — 0.4%

$500	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$334,285

		$334,285

Insured-Lease Revenue / Certificates of Participation — 2.8%

$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,001,290
500	Nogales Municipal Development Authority, Inc., (NPFG), 4.50%, 6/1/31	371,950
1,500	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC) (NPFG), 0.00%, 7/1/41	1,136,895
130	Prescott Municipal Property Corp., (NPFG), 5.00%, 7/1/34	130,051

		$2,640,186

Insured-Special Tax Revenue — 12.2%

$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$955,940
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	990,220
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/28	722,430
5,000	Downtown Phoenix Hotel Corp., (FGIC) (NPFG), 5.00%, 7/1/36	4,511,450
1,900	Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	1,771,940
3,670	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	190,363
680	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	71,549
1,345	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	132,429
1,080	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	99,209
2,000	Queen Creek, Excise Tax & State Shared Revenue, (NPFG), 5.00%, 8/1/27	1,965,080
320	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	309,990

		$11,720,600

Insured-Transportation — 6.6%

$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,846,310
1,725	Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,562,867
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,882,501

		$6,291,678

Insured-Water and Sewer — 2.0%

$950	Cottonwood Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$808,042
1,135	Phoenix Civic Improvement Corp., Wastewater System Revenue, (FSA), (NPFG), 5.00%, 7/1/37	1,126,510

		$1,934,552

Lease Revenue / Certificates of Participation — 1.3%

$400	Arizona Game and Fish Department, (AGF Administration Building), 5.00%, 7/1/32	$384,168
750	Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	831,563

		$1,215,731

Other Revenue — 3.0%

$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	1,602,895

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$16,505	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$365,916
10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	125,627
1,000	Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	764,830

		$2,859,268

Senior Living / Life Care — 1.3%

$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(3)	$1,204,776

		$1,204,776

Special Tax Revenue — 8.8%

$1,000	Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,045,040
1,000	Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,034,930
250	Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	258,732
270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	264,376
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	290,717
1,000	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	972,710
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,648,622
850	Scottsdale, (Municipal Property Corp.), 4.50%, 7/1/32	830,943
1,000	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	1,090,520
1,000	Tempe Transportation, Excise Tax Revenue, 5.00%, 7/1/33	1,007,110

		$8,443,700

Transportation — 3.2%

$3,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,089,070

		$3,089,070

Total Tax-Exempt Investments — 100.0%
(identified cost $97,244,370)		$95,710,571

Other Assets, Less Liabilities — (0.0)%		$(26,223)

Net Assets — 100.0%		$95,684,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 43.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 24.9% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(3)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 97.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.8%

$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,003,340

		$1,003,340

Electric Utilities — 4.0%

$1,000	Platte River Power Authority, 5.00%, 6/1/27	$1,058,060
375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	354,885

		$1,412,945

Escrowed / Prerefunded — 8.5%

$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$564,935
3,000	Dawson Ridge Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22(1)	1,672,980
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	787,258

		$3,025,173

Hospital — 10.2%

$500	Aspen Valley Hospital District, (Colorado Hospital), 5.00%, 10/15/26	$392,825
1,150	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	1,072,421
750	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	628,447
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	296,282
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	467,435
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	279,580
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	484,005

		$3,620,995

Housing — 5.6%

$965	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$960,889
750	Denver City and County, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	750,997
315	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	281,878

		$1,993,764

Industrial Development Revenue — 5.6%

$500	Colorado Housing and Finance Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$486,205
120	Denver City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	61,573
320	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	176,230
530	Fort Collins, Pollution Control Revenue, (Anheuser-Busch Cos., Inc.), 4.70%, 9/1/40	414,826
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	208,934
500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	201,130
525	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	434,558

		$1,983,456

Insured-Education — 5.6%

$1,800	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), (NPFG), 5.00%, 3/1/35	$1,670,130
610	Colorado School of Mines, (NPFG), 0.00%, 12/1/21	322,501

		$1,992,631

Insured-Electric Utilities — 4.5%

$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$722,092
750	Colorado Water Resources and Power Development Authority, (Fountaine Electric), (AGC), 5.25%, 12/1/38	757,665
150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	140,691

		$1,620,448

Insured-General Obligations — 5.0%

$60	Castle Pines North Metropolitan District, (FSA), 5.00%, 12/1/27	$61,801
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	658,040
665	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	542,467
500	Moffat County School District No. RE001, (FSA), 5.25%, 12/1/27	528,635

		$1,790,943

Insured-Hospital — 4.1%

$750	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41	735,990

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital (continued)

$750	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (FSA), 5.25%, 3/1/40	$736,852

		$1,472,842

Insured-Housing — 2.0%

$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (FSA), (AMT), 5.20%, 11/1/27	$721,718

		$721,718

Insured-Special Tax Revenue — 11.3%

$750	Denver City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	$819,990
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	342,140
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,230,420
830	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	742,535
1,000	Sand Creek Metropolitan District, (XLCA), 5.375%, 12/1/27	876,520

		$4,011,605

Insured-Transportation — 14.1%

$1,000	Denver City and County, Airport System Revenue, (NPFG), (AMT), 5.00%, 11/15/30	$886,070
2,750	E-470 Colorado Public Highway Authority, (NPFG), 0.00%, 9/1/16	1,802,075
500	Northwest Parkway Public Highway Authority, (FSA), Prerefunded to 6/15/11, 5.25%, 6/15/41	547,515
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,802,621

		$5,038,281

Insured-Water and Sewer — 0.4%

$150	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$134,493

		$134,493

Lease Revenue / Certificates of Participation — 1.5%

$500	Colorado Higher Education Capital Construction, Lease Purchase Program, 5.50%, 11/1/27	$525,475

		$525,475

Senior Living / Life Care — 3.5%

$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$289,372
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	660,892
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(2)	293,259

		$1,243,523

Special Tax Revenue — 2.9%

$360	Bell Mountain Ranch Metropolitan District, 6.625%, 11/15/25	$333,626
350	Black Hawk, Device Tax, 5.00%, 12/1/18	305,305
160	Denver Urban Renewal Authority, 8.00%, 12/1/24	80,626
95	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	93,021
105	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	103,476
100	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	100,689

		$1,016,743

Transportation — 1.7%

$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$209,454
500	Walker Field Public Airport Authority, 4.75%, 12/1/27	413,550

		$623,004

Water and Sewer — 4.6%

$500	Colorado Springs Utilities, 5.25%, 11/15/36	$517,805
500	Colorado Springs Utilities, 5.50%, 11/15/48	511,010
540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	626,659

		$1,655,474

Total Tax-Exempt Investments — 97.9%
(identified cost $38,062,958)		$34,886,853

Other Assets, Less Liabilities — 2.1%		$748,900

Net Assets — 100.0%		$35,635,753

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

FHA - Federal Housing Administration
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
NPFG - National Public Finance Guaranty Corp.
XLCA - XL Capital Assurance, Inc.
The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 48.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 13.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default and is making only partial interest payments.

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 103.0%

Principal Amount
(000’s omitted)	Security	Value

Education — 11.4%

$1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$972,200
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,062,780
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	4,263,128
1,315	University of Connecticut, 5.00%, 2/15/21	1,475,259
1,350	University of Connecticut, 5.00%, 5/15/23	1,389,488
875	University of Connecticut, 5.00%, 2/15/28	926,013

		$14,088,868

Electric Utilities — 3.1%

$2,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$2,004,720
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,351,605
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	431,435

		$3,787,760

Escrowed / Prerefunded — 5.3%

$1,250	Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$1,353,400
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,321,836
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,643,745
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	205,176

		$6,524,157

General Obligations — 9.9%

$1,750	Connecticut, 0.00%, 11/1/09	$1,747,602
1,475	Connecticut, 4.875%, 11/1/20	1,650,702
1,000	Connecticut, 5.00%, 2/15/29	1,065,570
1,000	Fairfield, 5.00%, 1/1/23	1,160,650
1,475	North Haven, 5.00%, 7/15/23	1,683,211
1,490	North Haven, 5.00%, 7/15/25	1,690,926
1,065	Puerto Rico, 0.00%, 7/1/15	772,785
400	Redding, 5.50%, 10/15/18	486,112
650	Redding, 5.625%, 10/15/19	797,154
535	Wilton, 5.25%, 7/15/18(2)	639,165
535	Wilton, 5.25%, 7/15/19	639,764

		$12,333,641

Housing — 1.5%

$2,000	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38	$1,910,360

		$1,910,360

Industrial Development Revenue — 7.8%

$400	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	$335,524
2,705	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	2,482,000
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,292,145
700	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	281,582
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,168,317
1,320	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,092,603

		$9,652,171

Insured-Education — 14.6%

$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,110,797
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,191,470
1,920	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,948,896
2,500	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,631,600
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	6,050,565
2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,111,750
1,000	University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,065,190

		$18,110,268

Insured-Electric Utilities — 4.4%

$2,400	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$2,245,320

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$3,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	$3,172,860

		$5,418,180

Insured-Escrowed / Prerefunded — 6.1%

$1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,690,320
1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (FSA), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,077,060
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	575,883
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29	2,636,100
1,500	Suffield, (NPFG), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,615,275

		$7,594,638

Insured-General Obligations — 4.9%

$3,370	Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,083,853
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,180,660
1,000	Hartford, (AGC), 5.00%, 8/15/28	1,026,190
750	New Britain, (NPFG), 6.00%, 3/1/12	798,060

		$6,088,763

Insured-Hospital — 2.3%

$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$1,833,740
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.125%, 7/1/35	983,750

		$2,817,490

Insured-Housing — 0.7%

$985	Connecticut Housing Finance Authority, (AMBAC), 5.10%, 11/15/38	$919,773

		$919,773

Insured-Lease Revenue / Certificates of Participation — 2.1%

$2,740	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,588,752

		$2,588,752

Insured-Pooled Loans — 0.7%

$930	Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$897,515

		$897,515

Insured-Special Tax Revenue — 1.7%

$2,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), (AMBAC), 5.00%, 7/1/24	$2,090,440

		$2,090,440

Insured-Transportation — 8.6%

$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (NPFG), (AMT), 5.125%, 10/1/26	$5,139,035
500	Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	473,270
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,864,081
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,185,153

		$10,661,539

Insured-Water and Sewer — 5.0%

$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$708,640
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	758,930
3,420	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,685,973
1,000	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,019,450

		$6,172,993

Lease Revenue / Certificates of Participation — 1.8%

$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,208,664

		$2,208,664

Other Revenue — 0.3%

$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$192,879
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	192,147

		$385,026

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Senior Living / Life Care — 0.6%

$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$713,070

		$713,070

Solid Waste — 2.1%

$2,750	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,551,808

		$2,551,808

Special Tax Revenue — 7.7%

$3,180	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$3,444,512
2,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,317,520
135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	132,188
150	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	147,822
3,235	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,146,717
365	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	367,515

		$9,556,274

Transportation — 0.4%

$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$511,745

		$511,745

Total Tax-Exempt Investments — 103.0%
(identified cost $128,897,355)		$127,583,895

Other Assets, Less Liabilities — (3.0)%		$(3,722,192)

Net Assets — 100.0%		$123,861,703

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 19.5% of the Fund’s net assets at July 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 48.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 28.0% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.1%

Principal Amount
(000’s omitted)	Security	Value

Education — 3.2%

$475	Grand Valley State University, 5.625%, 12/1/29	$489,478
475	Grand Valley State University, 5.75%, 12/1/34	482,619
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	667,732

		$1,639,829

Electric Utilities — 1.7%

$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$862,870

		$862,870

Escrowed / Prerefunded — 7.9%

$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$624,382
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,410,487
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	838,808
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,182,600

		$4,056,277

General Obligations — 2.6%

$500	Kent County Building Authority, 5.50%, 6/1/26(1)	$589,180
230	Michigan, 5.50%, 11/1/25	241,305
570	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	499,656

		$1,330,141

Hospital — 18.5%

$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$464,385
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	340,025
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	714,260
1,500	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,414,500
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,149,075
1,105	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	946,234
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	427,325
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	509,375
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,092,420
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,086,878
950	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	905,654
575	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	455,711

		$9,505,842

Insured-Education — 3.8%

$495	Ferris State University, (AGC), 5.125%, 10/1/33	$498,386
1,500	Wayne University, (NPFG), 5.00%, 11/15/37	1,470,945

		$1,969,331

Insured-Electric Utilities — 4.1%

$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (NPFG), 6.95%, 5/1/11	$319,152
2,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	1,770,080

		$2,089,232

Insured-Escrowed / Prerefunded — 4.4%

$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,284,640

		$2,284,640

Insured-General Obligations — 27.9%

$850	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$780,130
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	695,832
845	Detroit City School District, (FSA), 5.25%, 5/1/32	749,599
1,000	Detroit City School District, (FSA), 6.00%, 5/1/29	1,003,340
1,000	Healthsource Saginaw, Inc., Saginaw County, (NPFG), 5.00%, 5/1/29	993,720
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,397,184
2,410	Okemos Public School District, (NPFG), 0.00%, 5/1/16	1,885,030
500	Otsego Public School District, (FSA), 4.25%, 5/1/34	438,045
1,790	Parchment School District, (NPFG), 5.00%, 5/1/25	1,843,324
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,506,736
1,250	Van Dyke Public Schools, (FSA), 5.00%, 5/1/38	1,229,300

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

$1,965	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	$1,829,710

		$14,351,950

Insured-Housing — 0.1%

$40	Michigan Housing Development Authority, Rental Housing, (NPFG), (AMT), 5.30%, 10/1/37	$38,143

		$38,143

Insured-Lease Revenue / Certificates of Participation — 1.6%

$3,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$814,170

		$814,170

Insured-Transportation — 4.7%

$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$990,790
1,700	Wayne Charter County Airport, (NPFG), (AMT), 5.00%, 12/1/28	1,426,385

		$2,417,175

Insured-Water and Sewer — 5.8%

$2,500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$1,963,300
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,020,290

		$2,983,590

Lease Revenue / Certificates of Participation — 2.0%

$1,000	Michigan Building Authority, 6.00%, 10/15/38	$1,031,270

		$1,031,270

Other Revenue — 1.3%

$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$660,322

		$660,322

Special Tax Revenue — 10.0%

$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,165,286
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,060,800
145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	141,980
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	152,749
10,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	450,600
1,090	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,060,254
135	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	135,930

		$5,167,599

Water and Sewer — 2.5%

$1,000	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	$1,024,780
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	273,110

		$1,297,890

Total Tax-Exempt Investments — 102.1%
(identified cost $54,026,548)		$52,500,271

Other Assets, Less Liabilities — (2.1)%		$(1,101,733)

Net Assets — 100.0%		$51,398,538

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 51.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 22.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I) .

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 97.2%

Principal Amount
(000’s omitted)	Security	Value

Education — 11.4%

$1,000	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,033,960
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,206,000
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	1,001,108
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,346,640
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	532,145
350	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	299,905
1,000	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,006,760
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,417,329
500	University of Minnesota, 5.00%, 12/1/21	559,050
1,000	University of Minnesota, 5.125%, 4/1/34	1,035,160
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,027,930

		$10,465,987

Electric Utilities — 5.1%

$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$480,940
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	740,010
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,965,480
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	431,435
1,000	Rochester Electric, Utility Revenue, 5.00%, 12/1/30	1,025,220

		$4,643,085

Escrowed / Prerefunded — 6.5%

$1,980	Chaska Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,104,344
500	Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	612,340
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,098,107
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,146,150

		$5,960,941

General Obligations — 13.8%

$1,000	Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,026,020
750	Dakota County Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	772,147
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	485,120
2,000	Duluth, 5.00%, 2/1/34	2,026,260
2,000	Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,045,560
825	Minneapolis and St. Paul Metropolitan Airports Commission, (AMT), 4.50%, 1/1/15(1)	833,770
1,155	Minnesota, 5.00%, 6/1/21	1,306,328
1,000	Minnesota, 5.00%, 11/1/26	1,076,680
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28	1,007,730
1,500	Washington County, 3.50%, 2/1/28	1,304,430
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	760,050

		$12,644,095

Hospital — 7.3%

$1,000	Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$948,850
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	622,475
500	Northfield, 5.375%, 11/1/31	425,930
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,477,920
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	431,970
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	998,740
750	St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	579,893
1,500	St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,233,960

		$6,719,738

Housing — 6.4%

$500	Minneapolis, Multi-Family Housing, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$487,165
1,000	Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	873,140
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	881,470
1,000	Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	889,720
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	451,360
985	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	943,571

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing (continued)

$1,650	Minnetonka, Multi-Family Housing, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	$1,308,912

		$5,835,338

Industrial Development Revenue — 0.8%

$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$709,780

		$709,780

Insured-Education — 0.6%

$500	Minnesota State Colleges and University, (St. Cloud State University), (FSA), 5.00%, 10/1/19	$534,160

		$534,160

Insured-Electric Utilities — 11.3%

$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,035,380
1,150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,078,631
2,000	Rochester Electric, (NPFG), 4.50%, 12/1/26	2,027,340
950	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/21	570,750
10,000	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	4,678,800
1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	998,500

		$10,389,401

Insured-Escrowed / Prerefunded — 3.3%

$1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,433,436
1,500	Minneapolis and St. Paul Metropolitan Airports Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32	1,596,810

		$3,030,246

Insured-General Obligations — 6.9%

$1,200	Alexandria Independent School District No. 206, (FSA), 5.00%, 2/1/27	$1,279,512
2,245	Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	752,030
400	Chaska Independent School District No. 112, (NPFG), 4.50%, 2/1/28	404,828
705	Fergus Falls Independent School District No. 544, (FSA), 4.625%, 1/1/28	720,017
1,000	Rosemount Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,052,710
1,000	Spring Lake Park Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,078,990
1,000	St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,045,120

		$6,333,207

Insured-Hospital — 4.6%

$2,000	Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,788,940
2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	1,973,460
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	451,638

		$4,214,038

Insured-Other Revenue — 0.9%

$800	St. Paul Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$797,080

		$797,080

Insured-Special Tax Revenue — 3.2%

$2,000	St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$1,918,960
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,009,050

		$2,928,010

Insured-Transportation — 3.2%

$1,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$945,070
2,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,989,020

		$2,934,090

Lease Revenue / Certificates of Participation — 1.0%

$560	Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$578,497
350	Plymouth Intermediate School District No. 287, 5.00%, 2/1/25	363,653

		$942,150

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Miscellaneous — 2.2%

$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,050,520

		$2,050,520

Senior Living / Life Care — 0.8%

$975	St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. -Highland), 8.75%, 11/1/24(2)	$759,301

		$759,301

Special Tax Revenue — 5.5%

$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$264,376
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	290,717
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,002,640
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	1,987,560
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	503,445

		$5,048,738

Water Revenue — 2.4%

$2,000	Minnesota Public Facilities Authority, Clean Water Revenue, 5.00%, 3/1/26	$2,144,520

		$2,144,520

Total Tax-Exempt Investments — 97.2%
(identified cost $88,333,418)		$89,084,425

Other Assets, Less Liabilities — 2.8%		$2,575,843

Net Assets — 100.0%		$91,660,268

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009,

35.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 14.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 112.1%

Principal Amount
(000’s omitted)	Security	Value

Education — 12.9%

$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$688,748
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	650,235
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	582,773
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	4,009,539
10,125	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,027,800
3,575	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,283,030
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	757,777
2,565	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,722,106
8,580	Rutgers State University, 5.00%, 5/1/39(1)	8,765,414

		$31,487,422

Electric Utilities — 1.0%

$2,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$2,358,125

		$2,358,125

General Obligations — 1.0%

$2,365	Morris County, 4.00%, 4/15/22(2)	$2,439,805

		$2,439,805

Health Care-Miscellaneous — 0.3%

$970	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$818,835

		$818,835

Hospital — 14.7%

$1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,188,249
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	954,276
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,720,170
7,175	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,792,573
8,145	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	7,373,668
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,711,070
4,140	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	4,050,535
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,000,600
7,015	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	5,981,901
3,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	2,980,560

		$35,753,602

Housing — 4.1%

$5,435	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$4,703,449
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,785,140
2,650	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	2,432,806

		$9,921,395

Industrial Development Revenue — 6.8%

$3,200	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$3,141,792
6,780	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	4,918,280
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,293,356
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,735,538
6,465	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,351,274

		$16,440,240

Insured-Education — 4.1%

$9,690	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$9,892,327

		$9,892,327

Insured-Escrowed / Prerefunded — 0.2%

$1,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (NPFG), Escrowed to Maturity, 0.00%, 7/1/23	$547,560

		$547,560

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Gas Utilities — 4.1%

$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC) (NPFG), (AMT), 4.90%, 10/1/40	$9,933,200

		$9,933,200

Insured-General Obligations — 6.1%

$3,050	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/35	$592,615
3,100	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/36	566,029
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,875,197
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,687,038
10,965	Jackson Township School District, (NPFG), 2.50%, 6/15/27	8,240,855

		$14,961,734

Insured-Hospital — 3.7%

$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,542,733
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	3,033,424
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (NPFG), 0.00%, 7/1/23	1,249,877
2,170	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,174,817

		$9,000,851

Insured-Industrial Development Revenue — 0.8%

$2,405	New Jersey Economic Development Authority, (New Jersey American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.25%, 7/1/38	$2,017,819

		$2,017,819

Insured-Lease Revenue / Certificates of Participation — 1.3%

$2,000	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,101,940
1,000	South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,043,900

		$3,145,840

Insured-Other Revenue — 1.2%

$2,785	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,840,867

		$2,840,867

Insured-Special Tax Revenue — 6.3%

$2,500	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/22	$1,383,275
7,870	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	3,836,704
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,089,180
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,770,225
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,055,080
5,445	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	282,432
2,260	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	237,797
4,480	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	441,101
3,580	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	328,859

		$15,424,653

Insured-Student Loan — 2.5%

$6,000	New Jersey Higher Education Assistance Authority, (AGC), 6.125%, 6/1/30(3)	$6,042,060

		$6,042,060

Insured-Transportation — 1.8%

$16,195	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	$4,383,015

		$4,383,015

Insured-Water and Sewer — 6.2%

$565	Middlesex County Utilities Authority, (NPFG), 6.25%, 8/15/10	$578,871
9,805	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	8,949,513
13,840	North Hudson Sewer Authority, (NPFG), 0.00%, 8/1/25	5,578,904

		$15,107,288

Lease Revenue / Certificates of Participation — 7.2%

$720	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/14	$828,014
785	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/15	917,642
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	5,099,160

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation (continued)

$3,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$3,043,680
7,500	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	7,537,350

		$17,425,846

Other Revenue — 5.4%

$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$354,720
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	407,983
7,500	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,622,925
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	562,688
7,875	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	4,263,604

		$13,211,920

Senior Living / Life Care — 2.7%

$1,345	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,149,988
2,230	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	1,827,931
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(4)	2,305,607
1,935	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,359,957

		$6,643,483

Special Tax Revenue — 2.7%

$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$247,098
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	392,217
4,680	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	4,552,283
1,295	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,303,922

		$6,495,520

Student Loan — 0.6%

$1,430	New Jersey Higher Education Assistance Authority, 5.625%, 6/1/30	$1,447,646

		$1,447,646

Transportation — 12.5%

$7,000	New Jersey State Turnpike Authority, 5.25%, 1/1/40	$7,035,840
2,500	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,656,150
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94	20,758,640

		$30,450,630

Water and Sewer — 1.9%

$5,025	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$4,754,454

		$4,754,454

Total Tax-Exempt Investments — 112.1%
(identified cost $289,932,846)		$272,946,137

Other Assets, Less Liabilities — (12.1)%		$(29,567,874)

Net Assets — 100.0%		$243,378,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 34.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 13.0% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I) .

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(4)	Security is in default and is making only partial interest payments.

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 108.1%

Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 1.8%

$5,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$5,379,500

		$5,379,500

Cogeneration — 1.7%

$530	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$531,982
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	3,661,850
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	756,390

		$4,950,222

Education — 6.9%

$1,150	Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,096,376
1,000	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,002,150
1,500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,475,820
2,000	Lancaster Higher Education Authority, (Franklin & Marshall College), 5.00%, 4/15/37	1,893,780
3,000	Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,039,690
4,000	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,993,480
1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	817,020
3,800	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,749,688
3,400	Pennsylvania State University, 4.50%, 8/15/36	3,241,424

		$20,309,428

Electric Utilities — 0.8%

$2,250	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,269,800

		$2,269,800

Escrowed / Prerefunded — 0.7%

$675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	$755,433
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,404,241

		$2,159,674

General Obligations — 1.5%

$1,000	Chester County, 5.00%, 7/15/27(1)	$1,083,150
410	Chester County, 5.00%, 7/15/28(1)	440,254
2,000	Montgomery County, 4.375%, 12/1/31(1)	1,976,000
1,000	Radnor Township, 5.125%, 7/15/34	1,016,010

		$4,515,414

Hospital — 14.5%

$3,000	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$2,947,890
3,000	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,989,380
3,060	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,275,936
2,895	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	2,485,415
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,017,060
2,150	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,779,663
5,000	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,530,200
2,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,654,460
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	821,040
9,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 8/15/26(2)	9,818,864
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,187,822
7,180	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	6,376,199
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,932,389

		$42,816,318

Housing — 6.5%

$1,445	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$1,295,283
6,900	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	5,928,066

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing (continued)

$3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	$3,769,043
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	5,413,230
2,890	Pennsylvania Housing Finance Agency, (Single Family Mortgages), (AMT), 5.25%, 4/1/32	2,782,319

		$19,187,941

Industrial Development Revenue — 1.5%

$500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$452,380
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,498,875
1,000	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,044,990
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,323,750

		$4,319,995

Insured-Education — 7.9%

$3,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,047,280
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,140,953
2,500	Pennsylvania Higher Educational Facilities Authority, (NPFG), 5.00%, 6/15/23	2,645,100
2,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,419,650
2,875	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	2,574,821
4,850	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	4,976,779
2,190	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (NPFG), 4.50%, 6/15/36	2,007,792
3,535	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	3,539,914
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	910,545

		$23,262,834

Insured-Electric Utilities — 1.8%

$3,445	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$3,099,156
2,500	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,338,875

		$5,438,031

Insured-Escrowed / Prerefunded — 5.8%

$2,500	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$1,719,925
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	1,702,785
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	1,597,811
3,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	2,084,556
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,113,948
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,770,755
5,780	Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,696,772
5,400	Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,495,096

		$17,181,648

Insured-General Obligations — 12.7%

$2,150	Beaver County, (FSA), 5.55%, 11/15/31	$2,248,556
3,000	Centennial School District, (FSA), 5.25%, 12/15/37	3,033,000
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,300,524
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	1,219,019
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	1,147,019
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	1,072,089
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,690,715
2,000	Harrisburg School District, (AGC), 5.00%, 11/15/33	1,999,840
5,175	Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	2,858,618
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	539,490
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	836,240
1,315	Lake Lehman School District, (NPFG), 0.00%, 4/1/26	532,352
1,430	Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,287,114
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	480,447
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	896,735
3,040	Philadelphia School District, (FGIC), (NPFG), 4.375%, 6/1/34	2,600,142

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

$1,500	Philadelphia, (AGC), 7.00%, 7/15/28	$1,679,055
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	646,832
8,500	Scranton School District, (FSA), 5.00%, 7/15/38(3)	8,384,570
2,000	State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	1,919,120
1,200	West Mifflin Area School District, (FSA), 5.125%, 4/1/31	1,218,780

		$37,590,257

Insured-Hospital — 5.4%

$3,750	Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$2,917,762
2,000	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,175,380
3,000	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,066,150
6,930	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(2)	6,490,499
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,302,468

		$15,952,259

Insured-Industrial Development Revenue — 1.1%

$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,137,560

		$3,137,560

Insured-Lease Revenue / Certificates of Participation — 3.7%

$1,000	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,003,020
9,500	State Public School Building Authority, (FSA), 5.50%, 6/1/28(2)	9,885,567

		$10,888,587

Insured-Special Tax Revenue — 1.3%

$2,000	Puerto Rico Infrastructure Financing Authority, (BHAC) (FGIC), 5.50%, 7/1/20	$2,276,480
11,000	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	570,570
2,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	214,123
4,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	397,286
3,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	296,248

		$3,754,707

Insured-Transportation — 13.1%

$8,850	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	$9,668,359
6,000	Philadelphia, Airport Revenue, (FSA), (AMT), 5.00%, 6/15/27(3)	5,641,500
7,950	Philadelphia, Airport Revenue, (NPFG), (AMT), 4.75%, 6/15/35	6,386,474
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	5,944,740
11,000	Puerto Rico Highway and Transportation Authority, (AGC), (FSA), 5.25%, 7/1/36(2)	11,078,815

		$38,719,888

Insured-Utilities — 3.2%

$11,550	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$9,450,903

		$9,450,903

Insured-Water and Sewer — 7.0%

$5,125	Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$4,886,021
460	Allegheny County Sanitation Authority, (NPFG), 5.50%, 12/1/30	467,443
4,000	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	3,433,280
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/35	5,021,862
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	3,634,538
2,470	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	2,067,686
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,241,632

		$20,752,462

Nursing Home — 1.7%

$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,486,300
2,705	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,704,621

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Nursing Home (continued)

$1,130	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	$949,008

		$5,139,929

Senior Living / Life Care — 2.2%

$2,500	Cliff House Trust, (AMT), 6.63%, 6/1/27(4)	$1,357,300
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,326,017
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,807,108
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	538,680
1,900	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,596,494

		$6,625,599

Special Tax Revenue — 2.7%

$7,285	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$7,086,192
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	815,581

		$7,901,773

Transportation — 2.0%

$935	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	$839,406
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	674,730
4,500	Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,544,010

		$6,058,146

Water and Sewer — 0.6%

$1,750	Harrisburg Water Authority, 5.25%, 7/15/31	$1,788,833

		$1,788,833

Total Tax-Exempt Investments — 108.1%
(identified cost $332,297,646)		$319,551,708

Other Assets, Less Liabilities — (8.1)%		$(24,025,826)

Net Assets — 100.0%		$295,525,882

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. In addition, 10.2% of the Fund’s net assets at July 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 58.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 21.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(4)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of July 31, 2009	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

Assets

Investments —
Identified cost	$97,244,370	$38,062,958	$128,897,355	$54,026,548
Unrealized depreciation	(1,533,799)	(3,176,105)	(1,313,460)	(1,526,277)

Investments, at value	$95,710,571	$34,886,853	$127,583,895	$52,500,271

Cash	$12,683	$601,242	$457,149	$5,617
Interest receivable	647,124	412,689	1,391,311	551,430
Receivable for investments sold	1,091,347	—	995,895	—
Receivable for Fund shares sold	25,840	5,232	28,683	9,437

Total assets	$97,487,565	$35,906,016	$130,456,933	$53,066,755

Liabilities

Payable for floating rate notes issued	$950,000	$—	$5,950,000	$500,000
Demand note payable	100,000	—	—	700,000
Payable for variation margin on open financial futures contracts	212,891	77,187	111,953	125,469
Payable for open swap contracts	168,086	20,762	97,700	43,965
Payable for Fund shares redeemed	79,984	41,150	100,632	117,574
Distributions payable	155,187	61,612	172,650	87,795
Payable to affiliates:
Investment adviser fee	37,549	8,561	41,007	17,081
Distribution and service fees	24,763	7,645	29,198	11,027
Interest expense and fees payable	1,212	—	4,484	638
Accrued expenses	73,545	53,346	87,606	64,668

Total liabilities	$1,803,217	$270,263	$6,595,230	$1,668,217

Net Assets	$95,684,348	$35,635,753	$123,861,703	$51,398,538

Sources of Net Assets

Paid-in capital	$103,380,656	$41,074,896	$128,764,648	$55,629,131
Accumulated net realized loss	(5,726,278)	(2,118,234)	(3,301,862)	(2,624,492)
Accumulated undistributed (distributions in excess of) net investment income	(80,434)	(54,779)	(91,820)	69,691
Net unrealized depreciation	(1,889,596)	(3,266,130)	(1,509,263)	(1,675,792)

Net Assets	$95,684,348	$35,635,753	$123,861,703	$51,398,538

Class A Shares

Net Assets	$82,364,979	$33,111,593	$107,688,607	$47,885,220
Shares Outstanding	9,188,483	4,013,145	11,046,836	5,692,169
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.96	$8.25	$9.75	$8.41
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.41	$8.66	$10.24	$8.83

Class B Shares

Net Assets	$4,758,529	$2,168,098	$8,386,884	$—
Shares Outstanding	477,527	241,353	864,347	—
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.96	$8.98	$9.70	$—

Class C Shares

Net Assets	$8,560,840	$356,062	$5,663,768	$3,513,318
Shares Outstanding	858,528	39,582	583,114	417,322
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.97	$9.00	$9.71	$8.42

Class I Shares

Net Assets	$—	$—	$2,122,444	$—
Shares Outstanding	—	—	217,657	—
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$9.75	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

As of July 31, 2009	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Assets

Investments —
Identified cost	$88,333,418	$289,932,846	$332,297,646
Unrealized appreciation (depreciation)	751,007	(16,986,709)	(12,745,938)

Investments, at value	$89,084,425	$272,946,137	$319,551,708

Cash	$1,853,216	$76,377	$4,505,144
Interest receivable	1,140,821	2,383,717	3,363,427
Receivable for investments sold	—	2,934,658	—
Receivable for Fund shares sold	162,582	482,936	742,092

Total assets	$92,241,044	$278,823,825	$328,162,371

Liabilities

Payable for floating rate notes issued	$—	$30,425,000	$29,065,000
Demand note payable	—	2,800,000	—
Payable for variation margin on open financial futures contracts	136,719	498,828	1,171,875
Payable for open swap contracts	72,037	635,126	570,406
Payable for Fund shares redeemed	143,887	353,509	936,364
Distributions payable	98,541	387,994	486,127
Payable to affiliates:
Investment adviser fee	33,536	121,615	113,274
Distribution and service fees	26,546	57,114	84,328
Interest expense and fees payable	—	27,849	56,496
Accrued expenses	69,510	138,527	152,619

Total liabilities	$580,776	$35,445,562	$32,636,489

Net Assets	$91,660,268	$243,378,263	$295,525,882

Sources of Net Assets

Paid-in capital	$94,139,599	$288,585,363	$334,102,532
Accumulated net realized loss	(2,939,212)	(28,388,083)	(22,656,236)
Accumulated undistributed (distributions in excess of) net investment income	(98,541)	956,831	(380,114)
Net unrealized appreciation (depreciation)	558,422	(17,775,848)	(15,540,300)

Net Assets	$91,660,268	$243,378,263	$295,525,882

Class A Shares

Net Assets	$74,357,862	$215,405,632	$212,357,550
Shares Outstanding	8,355,110	25,115,173	24,543,651
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.90	$8.58	$8.65
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.34	$9.01	$9.08

Class B Shares

Net Assets	$5,224,783	$—	$22,120,028
Shares Outstanding	545,551	—	2,469,410
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.58	$—	$8.96

Class C Shares

Net Assets	$12,077,623	$26,164,889	$38,427,047
Shares Outstanding	1,261,747	2,921,727	4,287,578
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.57	$8.96	$8.96

Class I Shares

Net Assets	$—	$1,807,742	$22,621,257
Shares Outstanding	—	210,781	2,604,961
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$8.58	$8.68

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended July 31, 2009	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

Investment Income

Interest	$5,337,749	$1,938,633	$6,630,294	$3,171,332

Total investment income	$5,337,749	$1,938,633	$6,630,294	$3,171,332

Expenses

Investment adviser fee	$358,512	$78,474	$452,182	$165,412
Distribution and service fees
Class A	164,463	63,140	202,195	101,304
Class B	52,457	25,323	99,557	—
Class C	70,926	2,838	42,388	33,883
Trustees’ fees and expenses	4,313	1,906	5,292	2,662
Custodian fee	74,075	31,531	85,956	48,688
Transfer and dividend disbursing agent fees	30,360	15,924	49,518	31,218
Legal and accounting services	50,264	40,911	60,923	49,617
Printing and postage	13,647	9,719	19,966	12,754
Registration fees	17,202	10,502	5,595	2,326
Interest expense and fees	59,330	—	177,472	84,552
Miscellaneous	19,717	14,853	18,440	16,409

Total expenses	$915,266	$295,121	$1,219,484	$548,825

Deduct —
Reduction of custodian fee	$4,616	$1,717	$5,849	$2,307

Total expense reductions	$4,616	$1,717	$5,849	$2,307

Net expenses	$910,650	$293,404	$1,213,635	$546,518

Net investment income	$4,427,099	$1,645,229	$5,416,659	$2,624,814

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,708,226)	$100,830	$(752,836)	$111,416
Financial futures contracts	(878,848)	(1,233,762)	(1,446,946)	(2,097,333)
Swap contracts	(731,047)	(175,099)	(501,679)	(242,412)

Net realized loss	$(3,318,121)	$(1,308,031)	$(2,701,461)	$(2,228,329)

Change in unrealized appreciation (depreciation) —
Investments	$(472,261)	$(1,539,338)	$(382,724)	$(2,139,158)
Financial futures contracts	(5,557)	177,382	161,423	243,614
Swap contracts	(99,818)	(22,948)	(105,714)	(47,689)

Net change in unrealized appreciation (depreciation)	$(577,636)	$(1,384,904)	$(327,015)	$(1,943,233)

Net realized and unrealized loss	$(3,895,757)	$(2,692,935)	$(3,028,476)	$(4,171,562)

Net increase (decrease) in net assets from operations	$531,342	$(1,047,706)	$2,388,183	$(1,546,748)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended July 31, 2009	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Income

Interest	$4,389,233	$15,720,603	$16,833,466

Total investment income	$4,389,233	$15,720,603	$16,833,466

Expenses

Investment adviser fee	$301,630	$1,115,311	$1,192,193
Distribution and service fees
Class A	138,594	432,739	404,604
Class B	55,430	—	221,855
Class C	93,454	229,960	297,367
Trustees’ fees and expenses	4,070	9,947	11,518
Custodian fee	70,358	149,306	167,477
Transfer and dividend disbursing agent fees	37,938	122,418	149,255
Legal and accounting services	46,791	77,821	83,531
Printing and postage	15,818	35,804	45,519
Registration fees	11,603	5,294	6,276
Interest expense and fees	—	442,896	768,812
Miscellaneous	16,888	35,338	31,484

Total expenses	$792,574	$2,656,834	$3,379,891

Deduct —
Reduction of custodian fee	$5,797	$2,302	$8,268

Total expense reductions	$5,797	$2,302	$8,268

Net expenses	$786,777	$2,654,532	$3,371,623

Net investment income	$3,602,456	$13,066,071	$13,461,843

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(761,435)	$(1,979,317)	$(36,665)
Financial futures contracts	(564,398)	(10,871,042)	(5,902,998)
Swap contracts	(218,060)	(7,939,452)	(3,072,641)

Net realized loss	$(1,543,893)	$(20,789,811)	$(9,012,304)

Change in unrealized appreciation (depreciation) —
Investments	$1,465,870	$(9,585,134)	$(6,285,122)
Financial futures contracts	(3,568)	1,324,650	(182,425)
Swap contracts	(57,542)	(481,247)	(301,515)

Net change in unrealized appreciation (depreciation)	$1,404,760	$(8,741,731)	$(6,769,062)

Net realized and unrealized loss	$(139,133)	$(29,531,542)	$(15,781,366)

Net increase (decrease) in net assets from operations	$3,463,323	$(16,465,471)	$(2,319,523)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended July 31, 2009
Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$4,427,099	$1,645,229	$5,416,659	$2,624,814
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,318,121)	(1,308,031)	(2,701,461)	(2,228,329)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(577,636)	(1,384,904)	(327,015)	(1,943,233)

Net increase (decrease) in net assets from operations	$531,342	$(1,047,706)	$2,388,183	$(1,546,748)

Distributions to shareholders —
From net investment income
Class A	$(3,862,883)	$(1,543,581)	$(4,770,369)	$(2,493,538)
Class B	(216,302)	(109,508)	(415,377)	—
Class C	(291,316)	(12,252)	(175,973)	(147,501)
Class I	—	—	(40,986)	—

Total distributions to shareholders	$(4,370,501)	$(1,665,341)	$(5,402,705)	$(2,641,039)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,466,620	$5,497,187	$21,775,497	$2,153,007
Class B	242,080	102,125	464,269	—
Class C	2,985,620	341,602	2,833,670	1,298,061
Class I	—	—	2,041,247	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,352,473	803,254	2,928,594	1,382,254
Class B	110,589	61,845	252,195	—
Class C	212,327	8,616	95,995	89,838
Class I	—	—	37,895	—
Cost of shares redeemed
Class A	(22,914,347)	(6,205,574)	(20,582,453)	(10,363,111)
Class B	(1,269,611)	(431,444)	(2,210,135)	—
Class C	(2,825,235)	(223,231)	(1,019,864)	(1,642,470)
Class I	—	—	(105,120)	—
Net asset value of shares exchanged
Class A	1,402,151	794,871	2,299,850	—
Class B	(1,402,151)	(794,871)	(2,299,850)	—

Net increase (decrease) in net assets from Fund share transactions	$(8,639,484)	$(45,620)	$6,511,790	$(7,082,421)

Net increase (decrease) in net assets	$(12,478,643)	$(2,758,667)	$3,497,268	$(11,270,208)

Net Assets

At beginning of year	$108,162,991	$38,394,420	$120,364,435	$62,668,746

At end of year	$95,684,348	$35,635,753	$123,861,703	$51,398,538

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(80,434)	$(54,779)	$(91,820)	$69,691

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended July 31, 2009
Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$3,602,456	$13,066,071	$13,461,843
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,543,893)	(20,789,811)	(9,012,304)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	1,404,760	(8,741,731)	(6,769,062)

Net increase (decrease) in net assets from operations	$3,463,323	$(16,465,471)	$(2,319,523)

Distributions to shareholders —
From net investment income
Class A	$(3,048,312)	$(11,652,913)	$(10,437,242)
Class B	(213,253)	—	(1,022,590)
Class C	(357,003)	(1,110,580)	(1,360,344)
Class I	—	(61,385)	(636,909)

Total distributions to shareholders	$(3,618,568)	$(12,824,878)	$(13,457,085)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,271,982	$14,507,369	$27,890,896
Class B	352,606	—	1,580,020
Class C	5,963,015	7,354,362	14,225,844
Class I	—	1,790,156	23,034,562
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,074,003	7,410,537	6,509,874
Class B	122,495	—	556,510
Class C	191,162	712,678	913,839
Class I	—	18,668	132
Cost of shares redeemed
Class A	(17,828,750)	(41,838,872)	(40,840,906)
Class B	(1,240,003)	—	(3,819,633)
Class C	(2,855,168)	(7,087,566)	(8,176,435)
Class I	—	(205,664)	(2,585,172)
Net asset value of shares exchanged
Class A	867,366	—	2,801,670
Class B	(867,366)	—	(2,801,670)

Net increase (decrease) in net assets from Fund share transactions	$7,051,342	$(17,338,332)	$19,289,531

Net increase (decrease) in net assets	$6,896,097	$(46,628,681)	$3,512,923

Net Assets

At beginning of year	$84,764,171	$290,006,944	$292,012,959

At end of year	$91,660,268	$243,378,263	$295,525,882

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(98,541)	$956,831	$(380,114)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended July 31, 2008
Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$4,589,921	$1,690,285	$5,507,937	$2,861,462
Net realized loss from investment transactions, financial futures contracts and swap contracts	(559,778)	(813,064)	(475,646)	(610,292)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(5,581,997)	(2,551,378)	(6,212,770)	(2,778,695)

Net decrease in net assets from operations	$(1,551,854)	$(1,674,157)	$(1,180,479)	$(527,525)

Distributions to shareholders —
From net investment income
Class A	$(3,977,662)	$(1,573,028)	$(4,735,899)	$(2,695,897)
Class B	(287,087)	(166,696)	(537,062)	—
Class C	(269,818)	(933)	(125,596)	(135,766)
Class I	—	—	(193)	—
From net realized gain
Class A	—	—	—	(301,851)
Class C	—	—	—	(19,553)

Total distributions to shareholders	$(4,534,567)	$(1,740,657)	$(5,398,750)	$(3,153,067)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$23,271,267	$7,857,350	$14,670,109	$7,632,588
Class B	654,182	66,647	596,407	—
Class C	4,230,457	226,982	1,664,726	2,099,226
Class I	—	—	10,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,498,776	952,563	2,750,057	1,653,491
Class B	132,778	99,128	316,696	—
Class C	208,058	912	73,035	97,456
Cost of shares redeemed
Class A	(20,054,363)	(11,080,709)	(24,649,189)	(11,985,510)
Class B	(1,290,980)	(842,807)	(4,078,898)	—
Class C	(2,371,467)	(4,941)	(1,155,867)	(961,793)
Net asset value of shares exchanged
Class A	479,440	943,768	1,691,715	—
Class B	(479,440)	(943,768)	(1,691,715)	—

Net increase (decrease) in net assets from Fund share transactions	$7,278,708	$(2,724,875)	$(9,802,924)	$(1,464,542)

Net increase (decrease) in net assets	$1,192,287	$(6,139,689)	$(16,382,153)	$(5,145,134)

Net Assets

At beginning of year	$106,970,704	$44,534,109	$136,746,588	$67,813,880

At end of year	$108,162,991	$38,394,420	$120,364,435	$62,668,746

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(82,977)	$(23,413)	$(64,585)	$90,565

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended July 31, 2008
Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$3,184,668	$13,798,113	$13,018,801
Net realized loss from investment transactions, financial futures contracts and swap contracts	(290,251)	(8,790,820)	(3,147,703)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,850,733)	(21,441,964)	(21,012,116)

Net increase (decrease) in net assets from operations	$43,684	$(16,434,671)	$(11,141,018)

Distributions to shareholders —
From net investment income
Class A	$(2,803,336)	$(11,722,609)	$(10,643,817)
Class B	(266,183)	(1,240,176)	(1,205,716)
Class C	(233,234)	(957,124)	(986,766)
Class I	—	(211)	(321)
From net realized gain
Class A	—	(404,631)	—
Class B	—	(68,537)	—
Class C	—	(38,108)	—

Total distributions to shareholders	$(3,302,753)	$(14,431,396)	$(12,836,620)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$25,760,722	$38,807,988	$46,758,385
Class B	698,675	1,165,669	1,816,506
Class C	5,046,875	16,169,254	21,238,564
Class I	—	10,000	32,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,909,093	7,801,592	6,563,440
Class B	150,869	788,396	667,107
Class C	140,318	615,700	634,644
Cost of shares redeemed
Class A	(14,026,704)	(65,461,933)	(44,929,274)
Class B	(714,428)	(5,196,289)	(5,258,625)
Class C	(457,390)	(8,506,588)	(6,739,195)
Net asset value of shares exchanged
Class A	703,234	2,171,157	2,477,324
Class B	(703,234)	(2,171,157)	(2,477,324)
Net asset value of shares merged*
Class A	—	39,498,853	—
Class B	—	(39,498,853)	—
Contingent deferred sales charges
Class B	—	25,300	—

Net increase (decrease) in net assets from Fund share transactions	$18,508,030	$(13,780,911)	$20,783,552

Net increase (decrease) in net assets	$15,248,961	$(44,646,978)	$(3,194,086)

Net Assets

At beginning of year	$69,515,210	$334,653,922	$295,207,045

At end of year	$84,764,171	$290,006,944	$292,012,959

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(100,246)	$631,097	$(200,037)

*	At the close of business on April 11, 2008, Class B shares of New Jersey Fund were merged into Class A shares.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arizona Fund — Class A

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.220	$9.750	$9.730		$9.780	$9.650

Income (Loss) From Operations

Net investment income(1)	$0.409	$0.417	$0.433		$0.438	$0.467
Net realized and unrealized gain (loss)	(0.266)	(0.535)	0.013		(0.055)	0.131

Total income (loss) from operations	$0.143	$(0.118)	$0.446		$0.383	$0.598

Less Distributions

From net investment income	$(0.403)	$(0.412)	$(0.426)		$(0.433)	$(0.468)

Total distributions	$(0.403)	$(0.412)	$(0.426)		$(0.433)	$(0.468)

Net asset value — End of year	$8.960	$9.220	$9.750		$9.730	$9.780

Total Return(2)	1.85%	(1.23)%	4.62%		4.00%	6.31%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$82,365	$92,266	$91,301		$72,090	$58,597
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.80%	0.76%	0.76	%(3)	0.77%	0.78	%(4)
Interest and fee expense(5)	0.06%	0.14%	0.22%		0.27%	0.21	%(4)
Total expenses before custodian fee reduction	0.86%	0.90%	0.98	%(3)	1.04%	0.99	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.79%	0.73%	0.71	%(3)	0.74%	0.76	%(4)
Net investment income	4.75%	4.37%	4.40%		4.50%	4.79%
Portfolio Turnover of the Portfolio	—	—	—		—	0	%(6)
Portfolio Turnover of the Fund	18%	21%	17%		17%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arizona Fund — Class B

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$10.250	$10.840	$10.810		$10.870	$10.730

Income (Loss) From Operations

Net investment income(1)	$0.383	$0.385	$0.404		$0.409	$0.441
Net realized and unrealized gain (loss)	(0.299)	(0.597)	0.017		(0.070)	0.139

Total income (loss) from operations	$0.084	$(0.212)	$0.421		$0.339	$0.580

Less Distributions

From net investment income	$(0.374)	$(0.378)	$(0.391)		$(0.399)	$(0.440)

Total distributions	$(0.374)	$(0.378)	$(0.391)		$(0.399)	$(0.440)

Net asset value — End of year	$9.960	$10.250	$10.840		$10.810	$10.870

Total Return(2)	1.06%	(1.99)%	3.92%		3.18%	5.68	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,759	$7,416	$8,834		$12,958	$16,935
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.51%	1.51	%(4)	1.52%	1.53	%(5)
Interest and fee expense(6)	0.06%	0.14%	0.22%		0.27%	0.21	%(5)
Total expenses before custodian fee reduction	1.61%	1.65%	1.73	%(4)	1.79%	1.74	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.48%	1.46	%(4)	1.49%	1.51	%(5)
Net investment income	4.01%	3.63%	3.69%		3.78%	4.07%
Portfolio Turnover of the Portfolio	—	—	—		—	0	%(7)
Portfolio Turnover of the Fund	18%	21%	17%		17%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arizona Fund — Class C

	Year Ended July 31,
					Period Ended
	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$10.260	$10.840	$10.820		$10.760

Income (Loss) From Operations

Net investment income(2)	$0.382	$0.382	$0.388		$0.241
Net realized and unrealized gain (loss)	(0.298)	(0.584)	0.023		0.063	(3)

Total income (loss) from operations	$0.084	$(0.202)	$0.411		$0.304

Less Distributions

From net investment income	$(0.374)	$(0.378)	$(0.391)		$(0.244)

Total distributions	$(0.374)	$(0.378)	$(0.391)		$(0.244)

Net asset value — End of period	$9.970	$10.260	$10.840		$10.820

Total Return(4)	1.06%	(1.89)%	3.82%		2.84	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,561	$8,481	$6,835		$994
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.51%	1.51	%(6)	1.52	%(7)
Interest and fee expense(8)	0.06%	0.14%	0.22%		0.27	%(7)
Total expenses before custodian fee reduction	1.61%	1.65%	1.73	%(6)	1.79	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.48%	1.46	%(6)	1.49	%(7)
Net investment income	3.98%	3.61%	3.55%		3.55	%(7)
Portfolio Turnover	18%	21%	17%		17	%(9)

(1)	For the period from the start of business, December 16, 2005, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Colorado Fund — Class A

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$8.880	$9.670	$9.730		$9.690	$9.570

Income (Loss) From Operations

Net investment income(1)	$0.390	$0.398	$0.409		$0.411	$0.435
Net realized and unrealized gain (loss)	(0.625)	(0.778)	(0.060)		0.043	0.131

Total income (loss) from operations	$(0.235)	$(0.380)	$0.349		$0.454	$0.566

Less Distributions

From net investment income	$(0.395)	$(0.410)	$(0.409)		$(0.414)	$(0.446)

Total distributions	$(0.395)	$(0.410)	$(0.409)		$(0.414)	$(0.446)

Net asset value — End of year	$8.250	$8.880	$9.670		$9.730	$9.690

Total Return(2)	(2.42)%	(4.00)%	3.58%		4.79%	6.02%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$33,112	$34,679	$39,032		$27,021	$22,044
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79%	0.75%	0.70	%(3)	0.73%	0.75	%(4)
Interest and fee expense(5)	—	0.04%	0.08%		0.09%	—
Total expenses before custodian fee reduction	0.79%	0.79%	0.78	%(3)	0.82%	0.75	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.73%	0.65	%(3)	0.69%	0.74	%(4)
Net investment income	4.83%	4.28%	4.15%		4.25%	4.50%
Portfolio Turnover of the Portfolio	—	—	—		—	3	%(6)
Portfolio Turnover of the Fund	16%	17%	12%		25%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Colorado Fund — Class B

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.660	$10.520	$10.590		$10.550	$10.420

Income (Loss) From Operations

Net investment income(1)	$0.359	$0.358	$0.367		$0.370	$0.398
Net realized and unrealized gain (loss)	(0.678)	(0.851)	(0.072)		0.041	0.138

Total income (loss) from operations	$(0.319)	$(0.493)	$0.295		$0.411	$0.536

Less Distributions

From net investment income	$(0.361)	$(0.367)	$(0.365)		$(0.371)	$(0.406)

Total distributions	$(0.361)	$(0.367)	$(0.365)		$(0.371)	$(0.406)

Net asset value — End of year	$8.980	$9.660	$10.520		$10.590	$10.550

Total Return(2)	(3.13)%	(4.76)%	2.77%		3.98%	5.41	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,168	$3,497	$5,502		$6,567	$8,334
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.50%	1.45	%(4)	1.48%	1.50	%(5)
Interest and fee expense(6)	—	0.04%	0.08%		0.09%	—
Total expenses before custodian fee reduction	1.54%	1.54%	1.53	%(4)	1.57%	1.50	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.48%	1.40	%(4)	1.44%	1.49	%(5)
Net investment income	4.07%	3.53%	3.42%		3.52%	3.78%
Portfolio Turnover of the Portfolio	—	—	—		—	3	%(7)
Portfolio Turnover of the Fund	16%	17%	12%		25%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Colorado Fund — Class C

	Year Ended	Period Ended
	July 31, 2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.680	$10.460

Income (Loss) From Operations

Net investment income(2)	$0.357	$0.289
Net realized and unrealized loss	(0.676)	(0.772)

Total loss from operations	$(0.319)	$(0.483)

Less Distributions

From net investment income	$(0.361)	$(0.297)

Total distributions	$(0.361)	$(0.297)

Net asset value — End of period	$9.000	$9.680

Total Return(3)	(3.12)%	(4.66	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$356	$219
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.48	%(5)
Interest and fee expense(6)	—	0.04	%(5)
Total expenses before custodian fee reduction	1.54%	1.52	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.46	%(5)
Net investment income	4.07%	3.60	%(5)
Portfolio Turnover	16%	17	%(7)

(1)	For the period from the start of business, October 8, 2007, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Connecticut Fund — Class A

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.990	$10.530	$10.530		$10.660	$10.610

Income (Loss) From Operations

Net investment income(1)	$0.446	$0.446	$0.437		$0.442	$0.461
Net realized and unrealized gain (loss)	(0.241)	(0.548)	0.000	(2)	(0.134)	0.057

Total income (loss) from operations	$0.205	$(0.102)	$0.437		$0.308	$0.518

Less Distributions

From net investment income	$(0.445)	$(0.438)	$(0.437)		$(0.438)	$(0.468)

Total distributions	$(0.445)	$(0.438)	$(0.437)		$(0.438)	$(0.468)

Net asset value — End of year	$9.750	$9.990	$10.530		$10.530	$10.660

Total Return(3)	2.31%	(1.01)%	4.17%		2.95%	4.96%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$107,689	$103,906	$115,076		$104,089	$102,378
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.80%	0.77%	0.78	%(4)	0.77%	0.78	%(5)
Interest and fee expense(6)	0.15%	0.35%	0.27%		0.17%	0.10	%(5)
Total expenses before custodian fee reduction	0.95%	1.12%	1.05	%(4)	0.94%	0.88	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.79%	0.76%	0.76	%(4)	0.76%	0.77	%(5)
Net investment income	4.72%	4.31%	4.10%		4.19%	4.31%
Portfolio Turnover of the Portfolio	—	—	—		—	2	%(7)
Portfolio Turnover of the Fund	20%	23%	16%		26%	13%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Connecticut Fund — Class B

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.940	$10.480	$10.480		$10.610	$10.560

Income (Loss) From Operations

Net investment income(1)	$0.375	$0.367	$0.356		$0.362	$0.380
Net realized and unrealized gain (loss)	(0.244)	(0.552)	(0.001)		(0.136)	0.056

Total income (loss) from operations	$0.131	$(0.185)	$0.355		$0.226	$0.436

Less Distributions

From net investment income	$(0.371)	$(0.355)	$(0.355)		$(0.356)	$(0.386)

Total distributions	$(0.371)	$(0.355)	$(0.355)		$(0.356)	$(0.386)

Net asset value — End of year	$9.700	$9.940	$10.480		$10.480	$10.610

Total Return(2)	1.53%	(1.80)%	3.39%		2.17%	4.36	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$8,387	$12,622	$18,238		$24,179	$30,791
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.52%	1.53	%(4)	1.52%	1.53	%(5)
Interest and fee expense(6)	0.15%	0.35%	0.27%		0.17%	0.10	%(5)
Total expenses before custodian fee reduction	1.70%	1.87%	1.80	%(4)	1.69%	1.63	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.51%	1.51	%(4)	1.51%	1.52	%(5)
Net investment income	3.99%	3.56%	3.35%		3.44%	3.57%
Portfolio Turnover of the Portfolio	—	—	—		—	2	%(7)
Portfolio Turnover of the Fund	20%	23%	16%		26%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Connecticut Fund — Class C

	Year Ended July 31,
					Period Ended
	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.950	$10.480	$10.480		$10.550

Income (Loss) From Operations

Net investment income(2)	$0.372	$0.366	$0.355		$0.152
Net realized and unrealized gain (loss)	(0.240)	(0.541)	0.000	(3)	(0.054)

Total income (loss) from operations	$0.132	$(0.175)	$0.355		$0.098

Less Distributions

From net investment income	$(0.372)	$(0.355)	$(0.355)		$(0.168)

Total distributions	$(0.372)	$(0.355)	$(0.355)		$(0.168)

Net asset value — End of period	$9.710	$9.950	$10.480		$10.480

Total Return(4)	1.53%	(1.71)%	3.39%		0.90	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,664	$3,827	$3,433		$207
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.52%	1.53	%(6)	1.53	%(7)
Interest and fee expense(8)	0.15%	0.35%	0.27%		0.17	%(7)
Total expenses before custodian fee reduction	1.70%	1.87%	1.80	%(6)	1.70	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.51%	1.51	%(6)	1.51	%(7)
Net investment income	3.96%	3.55%	3.35%		3.07	%(7)
Portfolio Turnover	20%	23%	16%		26	%(9)

(1)	For the period from the start of business, February 9, 2006, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Connecticut Fund — Class I

	Year Ended	Period Ended
	July 31, 2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.990	$9.780

Income (Loss) From Operations

Net investment income(2)	$0.461	$0.196
Net realized and unrealized gain (loss)	(0.237)	0.203

Total income from operations	$0.224	$0.399

Less Distributions

From net investment income	$(0.464)	$(0.189)

Total distributions	$(0.464)	$(0.189)

Net asset value — End of period	$9.750	$9.990

Total Return(3)	2.52%	4.06	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,122	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60%	0.58	%(5)
Interest and fee expense(6)	0.15%	0.35	%(5)
Total expenses before custodian fee reduction	0.75%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.59%	0.56	%(5)
Net investment income	4.87%	4.66	%(5)
Portfolio Turnover	20%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Michigan Fund — Class A

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$8.950	$9.480	$9.510		$9.630	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.402	$0.407	$0.401		$0.419	$0.435
Net realized and unrealized gain (loss)	(0.538)	(0.489)	(0.028)		(0.131)	0.156

Total income (loss) from operations	$(0.136)	$(0.082)	$0.373		$0.288	$0.591

Less Distributions

From net investment income	$(0.404)	$(0.403)	$(0.403)		$(0.408)	$(0.441)
From net realized gain	—	(0.045)	—		—	—

Total distributions	$(0.404)	$(0.448)	$(0.403)		$(0.408)	$(0.441)

Net asset value — End of year	$8.410	$8.950	$9.480		$9.510	$9.630

Total Return(2)	(1.29)%	(0.88)%	3.92%		3.06%	6.34%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$47,885	$58,620	$64,786		$53,595	$53,522
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.80%	0.77%	0.78	%(3)	0.79%	0.80	%(4)
Interest and fee expense(5)	0.16%	0.14%	0.24%		0.24%	0.16	%(4)
Total expenses before custodian fee reduction	0.96%	0.91%	1.02	%(3)	1.03%	0.96	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.80%	0.75%	0.75	%(3)	0.78%	0.79	%(4)
Net investment income	4.89%	4.40%	4.16%		4.39%	4.53%
Portfolio Turnover of the Portfolio	—	—	—		—	2	%(6)
Portfolio Turnover of the Fund	15%	24%	15%		32%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Michigan Fund — Class C

	Year Ended July 31,
					Period Ended
	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$8.960	$9.480	$9.510		$9.480

Income (Loss) From Operations

Net investment income(2)	$0.341	$0.337	$0.326		$0.080
Net realized and unrealized gain (loss)	(0.540)	(0.481)	(0.025)		0.033

Total income (loss) from operations	$(0.199)	$(0.144)	$0.301		$0.113

Less Distributions

From net investment income	$(0.341)	$(0.331)	$(0.331)		$(0.083)
From net realized gain	—	(0.045)	—		—

Total distributions	$(0.341)	$(0.376)	$(0.331)		$(0.083)

Net asset value — End of period	$8.420	$8.960	$9.480		$9.510

Total Return(3)	(2.04)%	(1.54)%	3.16%		1.20	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,513	$4,049	$3,028		$141
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.52%	1.53	%(5)	1.54	%(6)
Interest and fee expense(7)	0.16%	0.14%	0.24%		0.24	%(6)
Total expenses before custodian fee reduction	1.71%	1.66%	1.77	%(5)	1.78	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.55%	1.50%	1.50	%(5)	1.53	%(6)
Net investment income	4.14%	3.65%	3.39%		3.39	%(6)
Portfolio Turnover	15%	24%	15%		32	%(8)

(1)	For the period from the start of business, May 2, 2006, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Minnesota Fund — Class A

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$8.930	$9.280	$9.280		$9.320	$9.110

Income (Loss) From Operations

Net investment income(1)	$0.374	$0.382	$0.403		$0.424	$0.422
Net realized and unrealized gain (loss)	(0.028)	(0.336)	0.007		(0.052)	0.206

Total income from operations	$0.346	$0.046	$0.410		$0.372	$0.628

Less Distributions

From net investment income	$(0.376)	$(0.396)	$(0.410)		$(0.412)	$(0.418)

Total distributions	$(0.376)	$(0.396)	$(0.410)		$(0.412)	$(0.418)

Net asset value — End of year	$8.900	$8.930	$9.280		$9.280	$9.320

Total Return(2)	4.15%	0.51%	4.45%		4.08%	7.02%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$74,358	$69,234	$57,574		$34,677	$31,245
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79%	0.75%	0.78	%(3)	0.77%	0.78	%(4)
Interest and fee expense(5)	—	0.10%	0.20%		0.22%	0.15	%(4)
Total expenses before custodian fee reduction	0.79%	0.85%	0.98	%(3)	0.99%	0.93	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.79%	0.70%	0.72	%(3)	0.74%	0.77	%(4)
Net investment income	4.38%	4.17%	4.30%		4.57%	4.55%
Portfolio Turnover of the Portfolio	—	—	—		—	6	%(6)
Portfolio Turnover of the Fund	23%	18%	4%		14%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Minnesota Fund — Class B

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.600	$9.990	$9.990		$10.020	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.334	$0.338	$0.363		$0.383	$0.380
Net realized and unrealized gain (loss)	(0.020)	(0.376)	0.003		(0.045)	0.205

Total income (loss) from operations	$0.314	$(0.038)	$0.366		$0.338	$0.585

Less Distributions

From net investment income	$(0.334)	$(0.352)	$(0.366)		$(0.368)	$(0.375)

Total distributions	$(0.334)	$(0.352)	$(0.366)		$(0.368)	$(0.375)

Net asset value — End of year	$9.580	$9.600	$9.990		$9.990	$10.020

Total Return(2)	3.49%	(0.39)%	3.68%		3.44%	6.23	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,225	$6,962	$7,827		$9,941	$13,571
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.50%	1.53	%(4)	1.52%	1.53	%(5)
Interest and fee expense(6)	—	0.10%	0.20%		0.22%	0.15	%(5)
Total expenses before custodian fee reduction	1.54%	1.60%	1.73	%(4)	1.74%	1.68	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.45%	1.47	%(4)	1.49%	1.52	%(5)
Net investment income	3.64%	3.43%	3.60%		3.84%	3.81%
Portfolio Turnover of the Portfolio	—	—	—		—	6	%(7)
Portfolio Turnover of the Fund	23%	18%	4%		14%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Minnesota Fund — Class C

	Year Ended July 31,
					Period Ended
	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.620	$9.990	$9.990		$9.940

Income (Loss) From Operations

Net investment income(2)	$0.333	$0.335	$0.357		$0.231
Net realized and unrealized gain (loss)	(0.049)	(0.353)	0.009		0.041	(3)

Total income (loss) from operations	$0.284	$(0.018)	$0.366		$0.272

Less Distributions

From net investment income	$(0.334)	$(0.352)	$(0.366)		$(0.222)

Total distributions	$(0.334)	$(0.352)	$(0.366)		$(0.222)

Net asset value — End of period	$9.570	$9.620	$9.990		$9.990

Total Return(4)	3.17%	(0.19)%	3.68%		2.77	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,078	$8,569	$4,115		$986
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.50%	1.53	%(6)	1.52	%(7)
Interest and fee expense(8)	—	0.10%	0.20%		0.22	%(7)
Total expenses before custodian fee reduction	1.55%	1.60%	1.73	%(6)	1.74	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.45%	1.47	%(6)	1.49	%(7)
Net investment income	3.61%	3.41%	3.54%		3.78	%(7)
Portfolio Turnover	23%	18%	4%		14	%(9)

(1)	For the period from the start of business, December 21, 2005, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Fund — Class A

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.500	$10.500	$10.420		$10.470	$10.130

Income (Loss) From Operations

Net investment income(1)	$0.457	$0.456	$0.481		$0.462	$0.478
Net realized and unrealized gain (loss)	(0.929)	(0.977)	0.058		(0.055)	0.342

Total income (loss) from operations	$(0.472)	$(0.521)	$0.539		$0.407	$0.820

Less Distributions

From net investment income	$(0.448)	$(0.462)	$(0.459)		$(0.457)	$(0.480)
From net realized gain	—	(0.017)	—		—	—

Total distributions	$(0.448)	$(0.479)	$(0.459)		$(0.457)	$(0.480)

Net asset value — End of year	$8.580	$9.500	$10.500		$10.420	$10.470

Total Return(2)	(4.66)%	(5.04)%	5.18%		4.00%	8.24%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$215,406	$261,792	$264,281		$189,294	$175,624
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.85%	0.81%	0.79	%(3)	0.80%	0.81	%(4)
Interest and fee expense(5)	0.18%	0.26%	0.42%		0.39%	0.25	%(4)
Total expenses before custodian fee reduction	1.03%	1.07%	1.21	%(3)	1.19%	1.06	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.85%	0.80%	0.76	%(3)	0.78%	0.80	%(4)
Net investment income	5.48%	4.57%	4.51%		4.45%	4.61%
Portfolio Turnover of the Portfolio	—	—	—		—	0	%(6)
Portfolio Turnover of the Fund	35%	47%	37%		27%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Fund — Class C

	Year Ended July 31,
					Period Ended
	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.920	$10.950	$10.870		$10.740

Income (Loss) From Operations

Net investment income(2)	$0.411	$0.394	$0.402		$0.233
Net realized and unrealized gain (loss)	(0.972)	(1.008)	0.075		0.148	(3)

Total income (loss) from operations	$(0.561)	$(0.614)	$0.477		$0.381

Less Distributions

From net investment income	$(0.399)	$(0.399)	$(0.397)		$(0.251)
From net realized gain	—	(0.017)	—		—

Total distributions	$(0.399)	$(0.416)	$(0.397)		$(0.251)

Net asset value — End of period	$8.960	$9.920	$10.950		$10.870

Total Return(4)	(5.40)%	(5.68)%	4.38%		3.56	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,165	$28,204	$22,479		$3,659
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.59%	1.56%	1.54	%(6)	1.55	%(7)
Interest and fee expense(8)	0.18%	0.26%	0.42%		0.39	%(7)
Total expenses before custodian fee reduction	1.77%	1.82%	1.96	%(6)	1.94	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.59%	1.55%	1.51	%(6)	1.53	%(7)
Net investment income	4.73%	3.79%	3.61%		3.45	%(7)
Portfolio Turnover	35%	47%	37%		27	%(9)

(1)	For the period from the start of business, December 14, 2005, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Fund — Class I

	Year Ended	Period Ended
	July 31, 2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.510	$9.180

Income (Loss) From Operations

Net investment income(2)	$0.468	$0.190
Net realized and unrealized gain (loss)	(0.933)	0.337

Total income (loss) from operations	$(0.465)	$0.527

Less Distributions

From net investment income	$(0.465)	$(0.197)

Total distributions	$(0.465)	$(0.197)

Net asset value — End of period	$8.580	$9.510

Total Return(3)	(4.56)%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,808	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.65%	0.61	%(5)
Interest and fee expense(6)	0.18%	0.26	%(5)
Total expenses before custodian fee reduction	0.83%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.65%	0.60	%(5)
Net investment income	5.74%	4.76	%(5)
Portfolio Turnover	35%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Fund — Class A

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.190	$9.970	$9.930		$9.920	$9.730

Income (Loss) From Operations

Net investment income(1)	$0.427	$0.440	$0.434		$0.458	$0.490
Net realized and unrealized gain (loss)	(0.539)	(0.785)	0.042		0.010	0.191

Total income (loss) from operations	$(0.112)	$(0.345)	$0.476		$0.468	$0.681

Less Distributions

From net investment income	$(0.428)	$(0.435)	$(0.436)		$(0.458)	$(0.491)

Total distributions	$(0.428)	$(0.435)	$(0.436)		$(0.458)	$(0.491)

Net asset value — End of year	$8.650	$9.190	$9.970		$9.930	$9.920

Total Return(2)	(0.87)%	(3.52)%	4.81%		4.84%	7.14%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$212,358	$229,953	$238,254		$187,902	$166,734
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82%	0.81%	0.80	%(3)	0.82%	0.85	%(4)
Interest and fee expense(5)	0.29%	0.42%	0.54%		0.38%	0.17	%(4)
Total expenses before custodian fee reduction	1.11%	1.23%	1.34	%(3)	1.20%	1.02	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.82%	0.79%	0.77	%(3)	0.80%	0.84	%(4)
Net investment income	5.15%	4.58%	4.29%		4.63%	4.97%
Portfolio Turnover of the Portfolio	—	—	—		—	1	%(6)
Portfolio Turnover of the Fund	27%	24%	27%		31%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Fund — Class B

	Year Ended July 31,

	2009	2008	2007		2006	2005

Net asset value — Beginning of year	$9.500	$10.310	$10.270		$10.260	$10.060

Income (Loss) From Operations

Net investment income(1)	$0.379	$0.381	$0.372		$0.398	$0.431
Net realized and unrealized gain (loss)	(0.544)	(0.818)	0.040		0.009	0.200

Total income (loss) from operations	$(0.165)	$(0.437)	$0.412		$0.407	$0.631

Less Distributions

From net investment income	$(0.375)	$(0.373)	$(0.372)		$(0.397)	$(0.431)

Total distributions	$(0.375)	$(0.373)	$(0.372)		$(0.397)	$(0.431)

Net asset value — End of year	$8.960	$9.500	$10.310		$10.270	$10.260

Total Return(2)	(1.45)%	(4.30)%	4.02%		4.05%	6.58	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$22,120	$28,571	$36,425		$42,291	$47,747
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.56%	1.55	%(4)	1.57%	1.60	%(5)
Interest and fee expense(6)	0.29%	0.42%	0.54%		0.38%	0.17	%(5)
Total expenses before custodian fee reduction	1.86%	1.98%	2.09	%(4)	1.95%	1.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57%	1.54%	1.52	%(4)	1.55%	1.59	%(5)
Net investment income	4.41%	3.83%	3.56%		3.89%	4.22%
Portfolio Turnover of the Portfolio	—	—	—		—	1	%(7)
Portfolio Turnover of the Fund	27%	24%	27%		31%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Fund — Class C

	Year Ended July 31,
					Period Ended
	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.510	$10.320	$10.280		$10.250

Income (Loss) From Operations

Net investment income(2)	$0.377	$0.380	$0.368		$0.203
Net realized and unrealized gain (loss)	(0.551)	(0.816)	0.045		0.044

Total income (loss) from operations	$(0.174)	$(0.436)	$0.413		$0.247

Less Distributions

From net investment income	$(0.376)	$(0.374)	$(0.373)		$(0.217)

Total distributions	$(0.376)	$(0.374)	$(0.373)		$(0.217)

Net asset value — End of period	$8.960	$9.510	$10.320		$10.280

Total Return(3)	(1.55)%	(4.29)%	4.02%		2.38	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,427	$33,457	$20,528		$3,026
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.56%	1.55	%(5)	1.57	%(6)
Interest and fee expense(7)	0.29%	0.42%	0.54%		0.38	%(6)
Total expenses before custodian fee reduction	1.86%	1.98%	2.09	%(5)	1.95	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.57%	1.54%	1.52	%(5)	1.55	%(6)
Net investment income	4.38%	3.83%	3.52%		3.60	%(6)
Portfolio Turnover	27%	24%	27%		31	%(8)

(1)	For the period from the start of business, January 12, 2006, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Fund — Class I

	Year Ended	Period Ended
	July 31, 2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.200	$8.900

Income (Loss) From Operations

Net investment income(2)	$0.442	$0.192
Net realized and unrealized gain (loss)	(0.517)	0.297

Total income (loss) from operations	$(0.075)	$0.489

Less Distributions

From net investment income	$(0.445)	$(0.189)

Total distributions	$(0.445)	$(0.189)

Net asset value — End of period	$8.680	$9.200

Total Return(3)	(0.45)%	5.49	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,621	$32
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.62%	0.60	%(5)
Interest and fee expense(6)	0.29%	0.42	%(5)
Total expenses before custodian fee reduction	0.91%	1.02	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.62%	0.58	%(5)
Net investment income	5.37%	4.98	%(5)
Portfolio Turnover	27%	24	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-seven funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Michigan Fund offers two classes of shares. The Arizona Fund, Colorado Fund, Minnesota Fund and New Jersey Fund each offer three classes of shares. The Connecticut Fund and Pennsylvania Fund each offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service, as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

At July 31, 2009, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Arizona	$536,449	July 31, 2010
	353,624	July 31, 2012
	691,155	July 31, 2013
	736,704	July 31, 2014
	160,306	July 31, 2016
	997,387	July 31, 2017

Colorado	$284,426	July 31, 2013
	327,021	July 31, 2016
	94,190	July 31, 2017

Connecticut	$374,997	July 31, 2013
	329,657	July 31, 2016
	662,277	July 31, 2017

Michigan	$337,787	July 31, 2016
	391,429	July 31, 2017

Minnesota	$56,582	July 31, 2010
	382,839	July 31, 2012
	504,289	July 31, 2013
	410,833	July 31, 2016
	566,758	July 31, 2017

New Jersey	$3,716,712	July 31, 2016
	6,120,511	July 31, 2017

Pennsylvania	$5,831,137	July 31, 2011
	1,108,751	July 31, 2012
	3,349,896	July 31, 2013
	1,414,955	July 31, 2016
	5,414,612	July 31, 2017

Additionally, at July 31, 2009, the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund had net capital losses of $2,875,011, $1,503,529, $2,201,927, $2,047,819, $1,252,675, $18,380,894 and $10,961,322, respectively, attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending July 31, 2010.

As of July 31, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended July 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby a Fund may sell a fixed

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2009, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

Arizona	$950,000	1.07	$1,882,501
Connecticut	5,950,000	0.31 – 1.07	8,926,861
Michigan	500,000	1.07	990,790
New Jersey	30,425,000	0.31 – 0.37	40,318,005
Pennsylvania	29,065,000	0.38 – 1.07	43,218,485

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2009.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts’ terms.

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions declared for the years ended July 31, 2009 and July 31, 2008 was as follows:

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Year Ended July 31, 2009	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$4,359,086	$1,665,287	$5,400,164	$2,625,811	$3,578,428	$12,677,836	$13,448,914
Ordinary income	$11,415	$54	$2,541	$15,228	$40,140	$147,042	$8,171

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Year Ended July 31, 2008	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$4,524,686	$1,740,657	$5,377,570	$2,816,845	$3,243,869	$13,918,253	$12,757,136
Ordinary income	$9,881	$—	$21,180	$14,818	$58,884	$990	$79,484
Long-term capital gains	$—	$—	$—	$321,404	$—	$512,153	$—
During the year ended July 31, 2009, the following amounts were reclassified due to expired capital loss carryforwards, the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for accretion of market discount.

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Increase (decrease):
Paid-in capital	$(510,018)	$—	$—	$—	$(36,996)	$—	$—
Accumulated net realized gain (loss)	$564,073	$11,254	$41,189	$4,649	$19,179	$(84,541)	$184,835
Accumulated undistributed (distributions in excess of) net investment income	$(54,055)	$(11,254)	$(41,189)	$(4,649)	$17,817	$84,541	$(184,835)
These reclassifications had no effect on the net assets or net asset value per share of the Funds.

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

As of July 31, 2009, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed tax-exempt income	$74,753	$6,832	$80,830	$157,485	$—	$1,344,824	$106,013
Capital loss carryforward and post October losses	$(6,350,636)	$(2,209,166)	$(3,568,858)	$(2,777,035)	$(3,173,976)	$(28,218,117)	$(28,080,673)
Net unrealized appreciation (depreciation)	$(1,265,238)	$(3,175,197)	$(1,242,267)	$(1,523,248)	$793,186	$(17,945,814)	$(10,115,863)
Other temporary differences	$(155,187)	$(61,612)	$(172,650)	$(87,795)	$(98,541)	$(387,994)	$(486,127)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, inverse floaters, wash sales, swap contracts and the timing of recognizing distributions to shareholders.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20%	2.00%
$40 million up to $500 million	0.30%	3.00%

On average daily net assets of $500 million or more, the rates are reduced. For the year ended July 31, 2009, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Arizona	$358,512	0.38%
Colorado	78,474	0.23
Connecticut	452,182	0.39
Michigan	165,412	0.31
Minnesota	301,630	0.35
New Jersey	1,115,311	0.46
Pennsylvania	1,192,193	0.44

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2009 were as follows:

	EVM’s	EVD’s
	Sub-Transfer	Class A
Fund	Agent Fees	Sales Charges

Arizona	$1,587	$5,989
Colorado	925	3,222
Connecticut	2,978	6,605
Michigan	1,659	2,701
Minnesota	1,993	7,847
New Jersey	6,131	19,044
Pennsylvania	7,167	32,918

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares.

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Distribution and service fees paid or accrued to EVD for the year ended July 31, 2009 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Arizona	$164,463
Colorado	63,140
Connecticut	202,195
Michigan	101,304
Minnesota	138,594
New Jersey	432,739
Pennsylvania	404,604

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended July 31, 2009, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

Arizona	$41,413	$55,994
Colorado	19,992	2,240
Connecticut	78,538	33,464
Michigan	—	26,750
Minnesota	43,761	73,779
New Jersey	—	181,547
Pennsylvania	175,149	234,763

At July 31, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Arizona	$906,000	$777,000
Colorado	974,000	19,000
Connecticut	1,041,000	388,000
Michigan	—	322,000
Minnesota	688,000	537,000
New Jersey	—	2,503,000
Pennsylvania	1,260,000	2,774,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended July 31, 2009 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

Arizona	$11,044	$14,932
Colorado	5,331	598
Connecticut	21,019	8,924
Michigan	—	7,133
Minnesota	11,669	19,675
New Jersey	—	48,413
Pennsylvania	46,706	62,604

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions.

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended July 31, 2009, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

Arizona	$29,000	$7,000	$9,000
Colorado	—	2,000	—
Connecticut	1,000	7,000	2,000
Michigan	2,000	—	400
Minnesota	4,000	6,000	6,000
New Jersey	12,000	—	12,000
Pennsylvania	8,000	28,000	15,000

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2009 were as follows:

Fund	Purchases	Sales

Arizona	$17,762,930	$29,821,308
Colorado	5,508,623	6,787,013
Connecticut	25,204,968	25,385,281
Michigan	8,646,901	19,666,753
Minnesota	22,476,873	19,286,737
New Jersey	94,676,366	122,208,254
Pennsylvania	81,286,039	84,523,642

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund

	Year Ended July 31,
Class A	2009	2008

Sales	1,451,559	2,445,151
Issued to shareholders electing to receive payments of distributions in Fund shares	275,485	264,349
Redemptions	(2,704,860)	(2,123,231)
Exchange from Class B shares	162,583	50,224

Net increase (decrease)	(815,233)	636,493

	Year Ended July 31,
Class B	2009	2008

Sales	25,577	62,275
Issued to shareholders electing to receive payments of distributions in Fund shares	11,620	12,616
Redemptions	(136,644)	(121,882)
Exchange to Class A shares	(146,186)	(45,158)

Net decrease	(245,633)	(92,149)

	Year Ended July 31,
Class C	2009	2008

Sales	311,516	399,643
Issued to shareholders electing to receive payments of distributions in Fund shares	22,222	19,817
Redemptions	(301,970)	(223,325)

Net increase	31,768	196,135

Colorado Fund

	Year Ended July 31,
Class A	2009	2008

Sales	696,293	846,872
Issued to shareholders electing to receive payments of distributions in Fund shares	99,856	103,113
Redemptions	(788,512)	(1,180,896)
Exchange from Class B shares	98,923	100,722

Net increase (decrease)	106,560	(130,189)

	Year Ended July 31,
Class B	2009	2008

Sales	11,572	6,586
Issued to shareholders electing to receive payments of distributions in Fund shares	7,054	9,854
Redemptions	(48,338)	(84,903)
Exchange to Class A shares	(90,844)	(92,468)

Net decrease	(120,556)	(160,931)

	Year Ended	Period Ended
Class C	July 31, 2009	July 31, 2008(1)

Sales	41,777	23,012
Issued to shareholders electing to receive payments of distributions in Fund shares	987	93
Redemptions	(25,778)	(509)

Net increase	16,986	22,596

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Connecticut Fund

	Year Ended July 31,
Class A	2009	2008

Sales	2,328,614	1,413,580
Issued to shareholders electing to receive payments of distributions in Fund shares	311,065	267,654
Redemptions	(2,236,225)	(2,373,442)
Exchange from Class B shares	242,135	162,743

Net increase (decrease)	645,589	(529,465)

	Year Ended July 31,
Class B	2009	2008

Sales	50,180	57,397
Issued to shareholders electing to receive payments of distributions in Fund shares	26,970	30,935
Redemptions	(239,145)	(396,496)
Exchange to Class A shares	(243,071)	(163,456)

Net decrease	(405,066)	(471,620)

	Year Ended July 31,
Class C	2009	2008

Sales	299,999	161,720
Issued to shareholders electing to receive payments of distributions in Fund shares	10,224	7,153
Redemptions	(111,630)	(111,809)

Net increase	198,593	57,064

	Year Ended	Period Ended
Class I	July 31, 2009	July 31, 2008(2)

Sales	223,450	1,022
Issued to shareholders electing to receive payments of distributions in Fund shares	3,996	—
Redemptions	(10,811)	—

Net increase	216,635	1,022

Michigan Fund

	Year Ended July 31,
Class A	2009	2008

Sales	259,476	821,205
Issued to shareholders electing to receive payments of distributions in Fund shares	168,836	180,010
Redemptions	(1,283,083)	(1,291,797)

Net decrease	(854,771)	(290,582)

	Year Ended July 31,
Class C	2009	2008

Sales	160,898	226,592
Issued to shareholders electing to receive payments of distributions in Fund shares	10,967	10,619
Redemptions	(206,466)	(104,653)

Net increase (decrease)	(34,601)	132,558

Minnesota Fund

	Year Ended July 31,
Class A	2009	2008

Sales	2,393,161	2,804,506
Issued to shareholders electing to receive payments of distributions in Fund shares	243,435	209,971
Redemptions	(2,139,472)	(1,538,919)
Exchange from Class B shares	101,450	77,611

Net increase	598,574	1,553,169

	Year Ended July 31,
Class B	2009	2008

Sales	37,773	70,965
Issued to shareholders electing to receive payments of distributions in Fund shares	13,380	15,406
Redemptions	(136,289)	(73,175)
Exchange to Class A shares	(94,227)	(72,061)

Net decrease	(179,363)	(58,865)

	Year Ended July 31,
Class C	2009	2008

Sales	673,492	511,061
Issued to shareholders electing to receive payments of distributions in Fund shares	20,799	14,334
Redemptions	(323,696)	(45,948)

Net increase	370,595	479,447

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

New Jersey Fund

	Year Ended July 31,
Class A	2009	2008

Sales	1,760,909	3,869,420
Issued to shareholders electing to receive payments of distributions in Fund shares	898,458	789,356
Redemptions	(5,087,924)	(6,541,619)
Exchange from Class B shares	—	214,027
Merger from Class B shares	—	4,034,469

Net increase (decrease)	(2,428,557)	2,365,653

		Year Ended
Class B		July 31, 2008(3)

Sales		110,304
Issued to shareholders electing to receive payments of distributions in Fund shares		75,841
Redemptions		(492,465)
Exchange to Class A shares		(204,890)
Merger to Class A shares		(3,860,897)

Net decrease		(4,372,107)

	Year Ended July 31,
Class C	2009	2008

Sales	846,701	1,552,436
Issued to shareholders electing to receive payments of distributions in Fund shares	82,811	59,877
Redemptions	(851,032)	(821,548)

Net increase	78,480	790,765

	Year Ended	Period Ended
Class I	July 31, 2009	July 31, 2008(2)

Sales	232,405	1,089
Issued to shareholders electing to receive payments of distributions in Fund shares	2,257	—
Redemptions	(24,970)	—

Net increase	209,692	1,089

Pennsylvania Fund

	Year Ended July 31,
Class A	2009	2008

Sales	3,428,534	4,845,909
Issued to shareholders electing to receive payments of distributions in Fund shares	789,904	690,338
Redemptions	(5,048,365)	(4,668,504)
Exchange from Class B shares	344,052	258,151

Net increase (decrease)	(485,875)	1,125,894

	Year Ended July 31,
Class B	2009	2008

Sales	182,348	182,198
Issued to shareholders electing to receive payments of distributions in Fund shares	65,316	67,743
Redemptions	(452,727)	(527,467)
Exchange to Class A shares	(331,809)	(249,474)

Net decrease	(536,872)	(527,000)

	Year Ended July 31,
Class C	2009	2008

Sales	1,651,896	2,138,829
Issued to shareholders electing to receive payments of distributions in Fund shares	106,708	64,725
Redemptions	(988,213)	(675,665)

Net increase	770,391	1,527,889

	Year Ended	Period Ended
Class I	July 31, 2009	July 31, 2008(2)

Sales	2,934,186	3,507
Issued to shareholders electing to receive payments of distributions in Fund shares	15	—
Redemptions	(332,747)	—

Net increase	2,601,454	3,507

(1)	Class C of the Colorado Fund commenced operations on October 8, 2007.

(2)	Class I of the Connecticut Fund, New Jersey Fund and Pennsylvania Fund commenced operations on March 3, 2008.

(3)	At the close of business on April 11, 2008, the Fund’s Class B shares were merged into Class A shares.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Arizona Fund

Aggregate cost	$95,857,723

Gross unrealized appreciation	$4,606,092
Gross unrealized depreciation	(5,703,244)

Net unrealized depreciation	$(1,097,152)

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Colorado Fund

Aggregate cost	$38,041,288

Gross unrealized appreciation	$921,566
Gross unrealized depreciation	(4,076,001)

Net unrealized depreciation	$(3,154,435)

Connecticut Fund

Aggregate cost	$122,778,462

Gross unrealized appreciation	$4,473,513
Gross unrealized depreciation	(5,618,080)

Net unrealized depreciation	$(1,144,567)

Michigan Fund

Aggregate cost	$53,479,554

Gross unrealized appreciation	$2,345,198
Gross unrealized depreciation	(3,824,481)

Net unrealized depreciation	$(1,479,283)

Minnesota Fund

Aggregate cost	$88,219,202

Gross unrealized appreciation	$3,485,892
Gross unrealized depreciation	(2,620,669)

Net unrealized appreciation	$865,223

New Jersey Fund

Aggregate cost	$259,831,825

Gross unrealized appreciation	$4,830,217
Gross unrealized depreciation	(22,140,905)

Net unrealized depreciation	$(17,310,688)

Pennsylvania Fund

Aggregate cost	$300,032,165

Gross unrealized appreciation	$10,101,493
Gross unrealized depreciation	(19,646,950)

Net unrealized depreciation	$(9,545,457)

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2009, Arizona Fund, Michigan Fund and New Jersey Fund had a balance outstanding pursuant to this line of credit of $100,000, $700,000 and $2,800,000, respectively, at an interest rate of 0.795%. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2009.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2009 is as follows:

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Arizona	9/09	109 U.S. Treasury Bond	Short	$(12,783,289)	$(12,971,000)	$(187,711)

Colorado	9/09	30 U.S. Treasury Bond	Short	$(3,494,532)	$(3,570,000)	$(75,468)
	9/09	17 U.S. Treasury Note	Short	$(1,999,986)	$(1,993,781)	$6,205

Connecticut	9/09	45 U.S. Treasury Bond	Short	$(5,248,867)	$(5,355,000)	$(106,133)
	9/09	22 U.S. Treasury Note	Short	$(2,588,218)	$(2,580,188)	$8,030

Michigan	9/09	48 U.S. Treasury Bond	Short	$(5,595,964)	$(5,712,099)	$(116,135)
	9/09	29 U.S. Treasury Note	Short	$(3,411,741)	$(3,401,156)	$10,585

Minnesota	9/09	70 U.S. Treasury Bond	Short	$(8,209,452)	$(8,330,000)	$(120,548)

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Futures Contracts (continued)

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

New Jersey	9/09	135 U.S. Treasury Bond	Short	$(15,832,514)	$(16,065,003)	$(232,489)
	9/09	215 U.S. Treasury Note	Short	$(25,293,945)	$(25,215,469)	$78,476

Pennsylvania	9/09	600 U.S. Treasury Bond	Short	$(69,176,049)	$(71,400,005)	$(2,223,956)

Interest Rate Swaps
Arizona Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,750,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(168,086)

$(168,086)

Colorado Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$425,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(20,762)

$(20,762)

Connecticut Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$2,000,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(97,700)

$(97,700)

Michigan Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$900,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(43,965)

$(43,965)

Minnesota Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$750,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(72,037)

$(72,037)

New Jersey Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$6,612,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(635,126)

$(635,126)

Pennsylvania Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$3,650,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(350,580)

Merrill Lynch Capital Services, Inc.	$4,500,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	$(219,826)

$(570,406)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2009, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

The Funds adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, effective February 1, 2009. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund may enter into interest rate swap contracts. The Funds may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

The fair values of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) and whose primary underlying risk exposure is interest rate risk at July 31, 2009 were as follows:

	Fair Value
	Asset Derivative		Liability Derivative

Arizona Fund
Futures Contracts	$—		$(187,711	)(2)
Interest Rate Swaps	—		(168,086	)(3)

Total	$—		$(355,797)

Colorodo Fund
Futures Contracts	$6,205	(1)	$(75,468	)(2)
Interest Rate Swaps	—		(20,762	)(3)

Total	$6,205		$(96,230)

Connecticut Fund
Futures Contracts	$8,030	(1)	$(106,133	)(2)
Interest Rate Swaps	—		(97,700	)(3)

Total	$8,030		$(203,833)

Michigan Fund
Futures Contracts	$10,585	(1)	$(116,135	)(2)
Interest Rate Swaps	—		(43,965	)(3)

Total	$10,585		$(160,100)

Minnesota Fund
Futures Contracts	$—		$(120,548	)(2)
Interest Rate Swaps	—		(72,037	)(3)

Total	$—		$(192,585)

New Jersey Fund
Futures Contracts	$78,476	(1)	$(232,489	)(2)
Interest Rate Swaps	—		(635,126	)(3)

Total	$78,476		$(867,615)

Pennsylvania Fund
Futures Contracts	$—		$(2,223,956	)(2)
Interest Rate Swaps	—		(570,406	)(3)

Total	$—		$(2,794,362)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2009 was as follows:

		Change in Unrealized
	Realized Gain (Loss)	Appreciation (Depreciation)
	on Derivatives	on Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

Arizona	$182,514	$570,303
Colorado	228,428	(18,639)
Connecticut	187,222	287,269
Michigan	348,062	14,327
Minnesota	262,612	190,144
New Jersey	(165,181)	2,097,437
Pennsylvania	2,021,567	1,888,031

(1)	Statement of Operations location: Net realized gain (loss) — Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) — Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended July 31, 2009 were approximately as follows:

Fund	Futures Contracts	Interest Rate Swaps

Arizona	$10,900,000	$1,943,000
Colorado	5,257,000	425,000
Connecticut	7,514,000	2,000,000
Michigan	8,686,000	900,000
Minnesota	7,000,000	800,000
New Jersey	37,786,000	7,198,000
Pennsylvania	66,000,000	8,864,000

11   Fair Value Measurements

The Funds adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$95,710,571	$—	$95,710,571

Total Investments	$—	$95,710,571	$—	$95,710,571

Liability Description

Futures Contracts	$(187,711)	$—	$—	$(187,711)
Interest Rate Swaps	—	(168,086)	—	(168,086)

Total	$(187,711)	$(168,086)	$—	$(355,797)

Colorado Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$34,886,853	$—	$34,886,853
Futures Contracts	6,205	—	—	6,205

Total	$6,205	$34,886,853	$—	$34,893,058

Liability Description

Futures Contracts	$(75,468)	$—	$—	$(75,468)
Interest Rate Swaps	—	(20,762)	—	(20,762)

Total	$(75,468)	$(20,762)	$—	$(96,230)

Connecticut Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$127,583,895	$—	$127,583,895
Futures Contracts	8,030	—	—	8,030

Total	$8,030	$127,583,895	$—	$127,591,925

Liability Description

Futures Contracts	$(106,133)	$—	$—	$(106,133)
Interest Rate Swaps	—	(97,700)	—	(97,700)

Total	$(106,133)	$(97,700)	$—	$(203,833)

Michigan Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$52,500,271	$—	$52,500,271
Futures Contracts	10,585	—	—	10,585

Total	$10,585	$52,500,271	$—	$52,510,856

Liability Description

Futures Contracts	$(116,135)	$—	$—	$(116,135)
Interest Rate Swaps	—	(43,965)	—	(43,965)

Total	$(116,135)	$(43,965)	$—	$(160,100)

Minnesota Fund

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$89,084,425	$—	$89,084,425

Total Investments	$—	$89,084,425	$—	$89,084,425

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Minnesota Fund (continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Liability Description	(Level 1)	(Level 2)	(Level 3)	Total

Futures Contracts	$(120,548)	$—	$—	$(120,548)
Interest Rate Swaps	—	(72,037)	—	(72,037)

Total	$(120,548)	$(72,037)	$—	$(192,585)

New Jersey Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$272,946,137	$—	$272,946,137
Futures Contracts	78,476	—	—	78,476

Total	$78,476	$272,946,137	$—	$273,024,613

Liability Description

Futures Contracts	$(232,489)	$—	$—	$(232,489)
Interest Rate Swaps	—	(635,126)	—	(635,126)

Total	$(232,489)	$(635,126)	$—	$(867,615)

Pennsylvania Fund

	Quoted
	Prices in	Significant
	Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$319,551,708	$—	$319,551,708

Total Investments	$—	$319,551,708	$—	$319,551,708

Liability Description

Futures Contracts	$(2,223,956)	$—	$—	$(2,223,956)
Interest Rate Swaps	—	(570,406)	—	(570,406)

Total	$(2,223,956)	$(570,406)	$—	$(2,794,362)

The Funds held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.

12   Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the year ended July 31, 2009, events and transactions subsequent to July 31, 2009 through September 17, 2009, the date the financial statements were issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Municipals Funds as of July 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona
Municipals Fund, Eaton Vance Colorado
Municipals Fund, Eaton Vance Connecticut
Municipals Fund, Eaton Vance Michigan
Municipals Fund, Eaton Vance Minnesota
Municipals Fund, Eaton Vance New Jersey
Municipals Fund and Eaton Vance Pennsylvania
Municipals Fund:
We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust) including the portfolios of investments, as of July 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund as of July 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 17, 2009

Eaton Vance Municipals Funds as of July 31, 2009

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Service, shareholders must be notified within 60 days of a Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Funds designate the following percentages of dividends from net investment income as exempt interest dividends.

Arizona Municipals Fund	99.74%
Colorado Municipals Fund	99.99%
Connecticut Municipals Fund	99.95%
Michigan Municipals Fund	99.42%
Minnesota Municipals Fund	98.89%
New Jersey Municipals Fund	98.85%
Pennsylvania Municipals Fund	99.94%

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipals Fund
•	Eaton Vance Colorado Municipals Fund
•	Eaton Vance Connecticut Municipals Fund
•	Eaton Vance Michigan Municipals Fund
•	Eaton Vance Minnesota Municipals Fund
•	Eaton Vance New Jersey Municipals Fund
•	Eaton Vance Pennsylvania Municipals Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a direct, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 4 private companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	178	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	178	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	178	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	178	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	178	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	178	Director of BJ’s Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008 President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	178	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director, Berkshire Capital Securities LLC

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Trust	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	178	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	178	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Robert B. MacIntosh 1/22/57	President	Since 2005	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 49 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 72 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Chief Legal Officer and Secretary	Chief Legal Officer since 2008 and Secretary since 2007	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 178 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

313-9/09	7CSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund, and Eaton Vance Pennsylvania Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 27 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2008 and July 31, 2009 by the Funds’ principal accountant for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by the principal accountant during those periods.
Eaton Vance Arizona Municipals Fund

Fiscal Years Ended	7/31/2008	7/31/2009

Audit Fees	$30,630	$29,750

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,810	$9,022

All Other Fees(3)	$0	$0

Total	$39,440	$38,772

Eaton Vance Colorado Municipals Fund

Fiscal Years Ended	7/31/2008	7/31/2009

Audit Fees	$26,500	$24,300

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,750	$7,750

All Other Fees(3)	$0	$0

Total	$34,250	$32,050

Eaton Vance Connecticut Municipals Fund

Fiscal Years Ended	7/31/2008	7/31/2009

Audit Fees	$36,540	$35,638

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,410	$9,181

All Other Fees(3)	$0	$0

Total	$45,950	$44,819

Eaton Vance Michigan Municipals Fund

Fiscal Years Ended	7/31/2008	7/31/2009

Audit Fees	$29,680	$28,590

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,750	$8,386

All Other Fees(3)	$0	$0

Total	$37,430	$36,976

Eaton Vance Minnesota Municipals Fund

Fiscal Years Ended	7/31/2008	7/31/2009

Audit Fees	$27,720	$25,475

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,680	$8,068

All Other Fees(3)	$0	$0

Total	$36,400	$33,543

Eaton Vance New Jersey Municipals Fund

Fiscal Years Ended	7/31/2008	7/31/2009

Audit Fees	$53,410	$51,295

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$10,840	$9,976

All Other Fees(3)	$0	$0

Total	$64,250	$61,271

Eaton Vance Pennsylvania Municipals Fund

Fiscal Years Ended	7/31/2008	7/31/2009

Audit Fees	$53,410	$52,960

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$11,290	$10,930

All Other Fees(3)	$0	$0

Total	$64,700	$63,890

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/07	9/30/07	7/31/08	8/31/08	9/30/08	7/31/09

Audit Fees	$346,760	$364,660	$257,890	$349,980	$367,190	$248,008

Audit-Related Fees(1)	$0	$0	$0	$0	0	$0

Tax Fees(2)	$89,796	$67,347	$64,530	$93,000	69,750	$63,313

All Other Fees(3)	$0	$0	$0	$30,828	0	$0

Total	$436,556	$432,007	$322,420	$473,808	$436,940	$311,321

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
During the Funds fiscal years ended January 31, 2008 and January 31, 2009, $35,000 and $40,000 was billed by “D&T”, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control; structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7) (ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by “D&T” for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/07	9/30/07	7/31/08	8/31/08	9/30/08	7/31/09

Registrant(1)	$89,796	$67,347	$64,530	$123,828	$69,750	$63,313

Eaton Vance(2)	$190,525	$289,446	$443,972	$419,722	$325,801	$266,867

(1)	Includes all of the Series in the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:    September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:    September 17, 2009

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:    September 17, 2009